Aon Funds
                                                            Semi-Annual Report
                                                                April 30, 1998
                                                                     unaudited

AON FUNDS
1-800-AON-FUNDS

                                                          June 29, 1998

Dear Fellow Shareholder:

The U.S. financial markets, on balance, provided positive returns since the beginning of the fiscal year, November 1, 1997. Internationally, stock markets have been strong in Europe and weak in Asia during the past six months. The Aon Funds share performance, detailed on the following pages, reflect these trends.

It is an ongoing management goal that shareholders benefit from expense control. Aon Advisors, the Fund's investment advisor, waived a portion of its advisory fee during the six months ended April 30, 1998, helping to achieve that goal. This "no frills" semi-annual report reflects the commitment to expense control.

Thank you for your continued support.

Sincerely,


/s/ Michael A. Conway

Michael A. Conway
President

AON FUNDS
------------------------------------------------------------------------------

                              TABLE OF CONTENTS

Government Securities Fund Commentary                            Pages 3 - 4
Asset Allocation Fund Commentary                                 Pages 5 - 6
S&P 500 Index Fund Commentary                                    Pages 7 - 8
International Equity Fund Commentary                             Pages 9 - 10
REIT Index Fund Commentary                                       Pages 11 - 12
Financial Statements                                             Pages 13 - 83
        Money Market Fund
                  Statement of Assets and Liabilities            Page 13
                  Statement of Operations                        Page 14
                  Statement of Changes in Net Assets             Page 15
                  Schedule of Investments                        Pages 16 - 19
                  Financial Highlights                           Pages 20 - 22
       Government Securities Fund
                  Statement of Assets and Liabilities            Page 23
                  Statement of Operations                        Page 24
                  Statement of Changes in Net Assets             Page 25
                  Schedule of Investments                        Page 26
                  Financial Highlights                           Page 27
       Asset Allocation Fund
                  Statement of Assets and Liabilities            Page 28
                  Statement of Operations                        Page 29
                  Statement of Changes in Net Assets             Page 30
                  Schedule of Investments                        Pages 31 - 37
                  Financial Highlights                           Pages 38 - 39
       S&P 500 Index Fund
                  Statement of Assets and Liabilities            Page 40
                  Statement of Operations                        Page 41
                  Statement of Changes in Net Assets             Page 42
                  Schedule of Investments                        Pages 43 - 54
                  Financial Highlights                           Page 55
       International Equity Fund
                  Statement of Assets and Liabilities            Page 56
                  Statement of Operations                        Page 57
                  Statement of Changes in Net Assets             Page 58
                  Schedule of Investments                        Pages 59 - 65
                  Industry Diversification                       Pages 66 - 67
                  Financial Highlights                           Page 68
       REIT Index Fund
                  Statement of Assets and Liabilities            Page 69
                  Statement of Operations                        Page 70
                  Statement of Changes in Net Assets             Page 71
                  Schedule of Investments                        Pages 72 - 74
                  Financial Highlights                           Page 75
       Notes to the Financial Statements                         Pages 76 - 83

AON FUNDS
------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and an investment in the Lehman Brothers Government Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                                      9/3/96  10/31/96  10/31/97  4/30/98
                                     ------------------------------------
Aon Government Securities Fund       $10,000   $10,279   $11,189  $11,644
Lehman Brothers Government Index     $10,000   $10,365   $11,262  $11,662

                                                                     9/3/96 to
COMPARISON OF RETURNS                         Six Months   One Year  4/30/98(3)
-------------------------------------------------------------------------------
Aon Government Securities Fund1 Fund Fund(1)    4.06%       12.26%    16.44%
Lehman Brothers Government Index(2)             3.55%       11.05%    16.62%



1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The Lehman Brothers Government Index is an unmanaged index generally considered to be representative of bond market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. Treasury yields fell during late 1997 and early 1998 as economic turmoil in Asia caused investors to seek a safe haven in U.S. Government securities. During March and April, investor focus shifted to rapid domestic GDP growth and possible increases in inflation which caused yields to rise. During the period, the yield curve continued to flatten as the Federal Funds rate remained unchanged at 5.50%.

The total return of the Fund for the six months ending April 30, 1998 was 4.06%. For comparison, the Lehman Government Bond Index returned 3.55%. The higher performance of the Fund relative to the index is attributable to 1) the modestly longer duration and convexity of the portfolio during late 1997 and early 1998 and 2) the shortening of the portfolio in early 1998 before rates increased.

The Fund started the second half of the fiscal year shorter in duration than the benchmark in anticipation of stabilization in Asia and renewed focus on the strong domestic economy.


Francis P. Wren
Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

ASSET ALLOCATION FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.


                             [CHART APPEARS HERE]

                                      3/3/94  10/31/94  10/31/95  10/31/96  10/31/97  4/30/98
                                      -------------------------------------------------------
Aon Asset Allocation Fund             $10,000  $10,184  $12,926   $14,356   $19,037   $21,680
Lipper Flexible Portfolio Index       $10,000  $ 9,958  $11,618   $13,331   $15,797   $17,890

                                       Six       One     Three     3/3/94 to
COMPARISON OF RETURNS                 Months     Year    Year(3)   4/30/98(4)
-----------------------------------------------------------------------------
Aon Asset Allocation Fund(1)          13.88%    41.87%   25.72%     116.80%
Lipper Flexible Portfolio Index(2)    13.24%    26.87%   19.24%      78.90%



1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The Lipper Flexible Portfolio Index is an unmanaged index prepared by Lipper Analytical Services which includes asset allocation funds.

3) Average annual total return.

4) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Aon Asset Allocation Fund returned 13.88% for the six months ended April 30, 1998, primarily attributable to gains in the equity portion of the portfolio. For the same period, the Lipper Flexible Portfolio Index, which consists of the 30 largest flexible funds, returned 13.24%.

This time period was characterized by a high degree of volatility in the equity markets. Uncertainty over the impact of the Asian financial crises coupled with concerns regarding the trend in corporate profit growth led to market declines in October 1997 and the beginning of this year. The stock market rallied strongly in the first quarter of 1998 as it appeared that overseas markets would stabilize.

During this period, we have favored equities over bonds while maintaining a cash reserve in order to cushion the impact of the volatility of the markets and to take advantage of market dips. In the first four months of 1998, profit growth has been modest yet stock prices appreciated sharply. The net result is that price/earnings multiples have expanded, particularly for large capitalization stocks.

We continue to focus on those equities which have attractive characteristics in terms of margins, cash flow and returns on capital and which we can acquire at reasonable multiples. Sectors which significantly contributed to the performance of the Fund during this period included broadcasting, media and entertainment, communications, and certain technology and health care issues.

The outlook for the balance of this year is mixed. Asia remains a concern and the valuation of many large capitalization stocks is unattractive. On the positive side, we continue to see opportunities where profit growth is strong, particularly in midsize and small capitalization stocks. Furthermore, it appears that interest rates will remain stable. On balance, we continue to favor equities over bonds

Thank you for your continued support of the Fund.

John Lagedrost
Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

S&P 500 INDEX FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the S&P 500 Index Fund and an investment in the S & P 500 index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                               9/3/96  10/31/96  10/31/97  4/30/98
                              ------------------------------------
Aon S&P 500 Index Fund        $10,000  $10,809   $14,280   $17,491
S&P 500 Index                 $10,000  $10,786   $14,192   $17,388


                                                            9/3/96 to
COMPARISON OF RETURNS          Six Months      One Year     4/30/98(3)
----------------------------------------------------------------------
Aon S&P 500 Index Fund(1)        22.53%         40.84%       73.88%
S&P 500 Index(2)                 22.49%         41.07%       74.91%



1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the S&P 500 Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

S&P 500 INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The S&P 500 Index Fund had a total return of 22.53% for the six months ended April 30, 1998 compared to the S&P 500 Index return of 22.49%.

Several factors contributed to the sharp rise in equity prices during the six months ended April 30, 1998. Fears of the impact of the Asian crisis abated. Interest rates were held steady during the period and thirty-year bond yields declined from 6.15% to 5.95%. First quarter reported earnings were mostly in line with analyst expectations, which caused investors to favor stocks over bonds during the period. Mutual fund cash flows into equity funds continued to set new records which provided the fuel for rising stock market prices.

Our outlook for the next twelve months is one of caution. Export orders have declined and our trade deficit with Japan has widened. Asia continues in crisis mode. A slowdown in exports may impact earnings in the second half of 1998. We don't believe the S&P 500 will deliver a return rivaling those seen in the last three years.

The Fund continues to minimize expenses and replicate the performance of the S&P 500 Index. The Aon S&P 500 Index Fund remains fully invested in the stock market and is well-positioned to meet its objectives in 1998.


Melissa A. Aton
Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the International Equity Fund and an investment in the Morgan Stanley Capital International (MSCI) Non-U.S. Equity Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                                9/3/96  10/31/96  10/31/97  4/30/98
                               ------------------------------------
Aon International Equity Fund  $10,000  $10,232   $11,393   $12,859
MSCI Non-U.S. Index            $10,000  $10,202   $10,725   $12,364

                                                               9/3/96 to
COMPARISON OF RETURNS                Six months    One Year    4/30/98(3)
----------------------------------------------------------------------------
Aon International Equity Fund(1)        12.87%       17.75%      28.59%
MSCI Non-U.S. Index(2)                  15.29%       19.08%      23.64%


1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the International Equity Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The MSCI Non-U.S. Index is an unmanaged index generally considered to be representative of international equity market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

PERFORMANCE

For the six months ended April 30, 1998, the International Equity Fund had a total return of 12.87%. The Fund underperformed the Morgan Stanley Capital International (MSCI) Non-US Equity Index return of 15.29%.

For the six months ended April 30, 1998, unhedged equity returns in Europe were strong, almost 30%. In contrast, unhedged market returns in Japan and Southeast Asia were weak, less than 1%. On a hedged basis, the returns for Europe and the Pacific regions would be higher, reflecting the U.S. dollar's appreciation against most foreign currencies since October.

For the first half of the fiscal year, the Fund was underweight in Japan and held a 5% strategic allocation to cash. The underweight in Japan added to performance but the negative contribution from the cash hedge dominates the performance relative to the benchmark. The contributions from security selection and currency were flat during the six month period.

STRATEGY

The International Equity Fund currently maintains a defensive posture, reflecting the view that the Japanese equity market, the largest component of the index, is significantly overpriced. Given our valuation analyses and fundamental considerations, we are underweight Japan by almost 6%. The other markets in the index are only modestly attractive and thus the portfolio maintains a modest overweight to these markets. The Fund continues to hold a 5% strategic cash position as the offset to the underweight to the Japanese market.

Most currencies are near their fair value, with the Hong Kong dollar and British pound being the exceptions. The fund is underweight the Japanese yen due to significantly higher U.S. dollar interest rates compared to those of Japan. The underweight to the British pound is based on its overvaluation while the lack of exposure to the Hong Kong dollar stems primarily from concerns about the sustainability of the peg. The degree of uncertainty over China's future attitude towards the territory and the maintenance of the peg provides an unfavorable backdrop to holding the Hong Kong dollar.

Industry and stock selection favor more defensive issues, food, beverage and household product companies. The portfolio continues to be underweight Japanese banks, but overweight the high quality exporters and several stock specific holdings in the auto sector.

Brinson Partners, Inc.                            Aon Advisors, Inc.
Subadvisor                                        Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

REIT INDEX FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the REIT Index Fund and an investment in the Morgan Stanley REIT Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                                9/3/96  10/31/96  10/31/97  4/30/98
                               ------------------------------------
Aon REIT Index                 $10,000  $10,440   $13,862   $13,813
Morgan Stanley REIT Index      $10,000  $10,482   $13,991   $13,906


                                                            9/3/96 to
COMPARISON OF RETURNS              Six Months   One Year    4/30/98(3)
----------------------------------------------------------------------
Aon REIT Index(1)                    -0.35%      16.99%      38.13%
Morgan Stanley REIT Index(2)         -0.61%      17.11%      39.06%


1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the REIT Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The Morgan Stanley REIT Index is an unmanaged index generally considered to be representative of REIT market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

REIT INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The REIT Index Fund had a total return of -0.35% compared to the Morgan Stanley REIT Index Return of -0.61% for the six months ended April 30, 1998.

Real estate stocks have underperformed the broader stock market this year by a material margin. There are three possible reasons for this underperformance.
1) In a bull-market environment, money managers are willing to take on more risk and invest in high-growth momentum oriented stocks rather than defensive dividend stocks. 2) New real estate construction is expected to create an excess supply situation in 1999 and beyond which may cause property values to decline and inhibit the ability to raise rents. 3) Fund flows into real estate mutual funds have significantly decreased..

We do not believe real estate stocks will match the broad markets this year. Our outlook for the next twelve months is one of caution. However, increased worry about the broader markets earnings growth and volatility could cause investors to move back into REITs. Also, REITs have an average dividend yield of 6.07%, approximately four times that of the S&P 500.

The Aon REIT Index Fund remains fully invested in the REIT market and continues to closely replicate the performance of the Morgan Stanley REIT Index.

Melissa A. Aton
Portfolio Manager

                     STATEMENT OF ASSETS AND LIABILITIES
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED
In thousands, except per share data

ASSETS
      Investments, at amortized cost which approximates fair value.............  $829,243
      Receivable for fund shares sold..........................................     1,634
      Interest receivable......................................................       768
      Cash.....................................................................         1
                                                                                 --------

Total Assets...................................................................   831,646

LIABILITIES
      Dividends payable........................................................     3,674
      Investment advisory fees payable.........................................       201
      Accrued expenses payable.................................................       192
                                                                                 --------

Total Liabilities..............................................................     4,067
                                                                                 --------

Net Assets.....................................................................  $827,579
                                                                                 ========

Net Asset Value Per Share  (based on net assets of $827,579 and 827,579 shares
      issued and outstanding)..................................................  $   1.00
                                                                                 ========

                           STATEMENT OF OPERATIONS
                              MONEY MARKET FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED
In thousands

INVESTMENT INCOME
      Interest..........................  $ 21,583
                                          --------

Total Investment Income.................    21,583

EXPENSES
      Investment advisory fees..........     1,152
      Fund administration fees..........       192
      Registration fees.................        55
      Fund accounting fees..............        36
      Custodian fees....................        35
      Audit fees........................        26
      Legal fees........................        25
      Trustees fees.....................        14
      Printing fees.....................        10
      Transfer agent fees...............         8
                                          --------

Total Expenses..........................     1,553
Less:  Fee Waiver.......................       768
                                          --------

Net Expenses............................       785
                                          --------

Net Investment Income...................  $ 20,798
                                          ========

                     STATEMENTS OF CHANGES IN NET ASSETS
                              MONEY MARKET FUND
                                  UNAUDITED

                                                                     11/01/97        YEAR
In thousands                                                         THROUGH         ENDED
                                                                     04/30/98      10/31/97
                                                                   -----------    ----------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income......................................  $    20,798        31,683
      Net realized gain..........................................            0             0
      Change in net unrealized appreciation......................            0             0
                                                                   -----------    ----------
      Increase in net assets from operations.....................       20,798        31,683

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income......................................      (20,798)      (31,683)
      Net realized gain..........................................            0             0
                                                                   -----------    ----------
      Total distributions........................................      (20,798)      (31,683)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares...............................    3,845,965     6,575,729
      Reinvestment of distributions..............................        8,777        12,754
      Cost of shares redeemed ...................................   (3,793,519)   (6,217,231)
                                                                   -----------    ----------
      Increase in net assets from capital transactions...........       61,223       371,252
                                                                   -----------    ----------

Increase in net assets...........................................       61,223       371,252
Net assets at beginning of year..................................      766,356       395,104
                                                                   -----------    ----------

Net assets at end of period......................................  $   827,579       766,356
                                                                   ===========    ==========

Undistributed net investment income..............................  $         0             0
                                                                   ===========    ==========

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL                                                 PRINCIPAL
In thousands                       AMOUNT      VALUE                                         AMOUNT      VALUE
                                  ----------  ---------                                     ----------  ---------

COMMERCIAL PAPER                                           Canadian Imperial
AEROSPACE AIRCRAFT - 0.3%                                  5.500% due 05/21/98              $   10,000  $  9,969
                                                                                                        --------
International Lease Finance Corp.                                                                         15,195
5.520% due 05/01/98               $   2,000 $    2,000     BROKERAGE SERVICES - 8.4%
                                                           Goldman Sachs Group
AUTO & TRUCK - 0.6%                                        5.500% due 05/13/98                 20,000     19,963
Ford Motor Credit                                          Merrill Lynch and Company
0.500% due 05/27/98                   5,000      4,980     5.450% due 05/04/98                 10,000      9,995
                                                           5.530% due 05/15/98                 15,000     14,968
ASSET BACKED SECURITIES - 8.4%                             5.400% due 06/26/98                  5,000      4,957
Asset Securitization Corp.                                 Morgan Stanley Group
5.500% due 05/15/98                  10,000      9,978     5.490% due 07/23/98                 20,000     19,747
                                                                                                        --------
5.500% due 05/27/98                  10,000      9,961                                                    69,630
Corporate Asset Funding Co.                                COMPUTERS - 4.8%
5.530% due 05/01/98                  30,000     30,000     Avnet Inc.
Preferred Receivables Funding Corp.                        5.500% due 05/29/98                  5,000      4,978
5.550% due 05/05/98                   5,000      4,997     5.510% due 06/22/98                  5,000      4,960
5.520% due 05/11/98                   2,500      2,496     5.470% due 07/02/98                  5,000      4,953
5.500% due 05/27/98                   5,000      4,980     5.490% due 07/24/98                  5,000      4,936
5.510% due 07/02/98                   7,500      7,429     IBM Credit
                                              ---------
                                                69,841     5.480% due 05/13/98                  8,000      7,985
BANKING - DOMESTIC - 4.2%                                  5.490% due 05/26/98                 12,000     11,954
                                                                                                        --------
Bankers Trust                                                                                             39,766
5.430% due 07/09/98                  15,000     14,844     CHEMICAL - 3.6%
Norwest Financial                                          Du Pont (E.I.)
5.530% due 05/07/98                  20,000     19,981     5.500% due 06/22/98                 10,000      9,920
                                              --------
                                                34,825     5.470% due 06/25/98                 10,000      9,916
BANKING - FOREIGN - 1.8%                                   Nalco Chemical Co.
Abbey National                                             5.510% due 05/13/98                 10,000      9,982
                                                                                                        --------
5.480% due 05/18/98                   5,240      5,226                                                    29,818


                                      16

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL                                                 PRINCIPAL
In thousands                       AMOUNT      VALUE                                         AMOUNT      VALUE
                                  ----------  ---------                                     ----------  ---------

ELECTRONICS AND ELECTRICAL EQUIPMENT - 1.3%                HOUSEHOLD PRODUCTS - 3.3%
General Electric Capital Corp.                             Colgate-Palmolive
5.530% due 05/14/98                $  5,500   $  5,489     5.510% due 06/04/98              $  20,000   $ 19,896
5.470% due 06/17/98                   5,000      4,964     Protor & Gamble Co
                                              --------
                                                10,453     5.500% due 05/21/98                  7,000      6,978
                                                                                                        --------
FINANCE - 13.3%                                                                                           26,874
American Express                                           INSURANCE - 2.4%
5.510% due 05/04/98                  10,000      9,995     Prudential Funding Corp.
5.510% due 05/22/98                  20,000     19,936     5.520% due 05/01/98                  5,000      5,000
American General Finance                                   5.510% due 05/27/98                 15,000     14,940
                                                                                                        --------
5.510% due 05/14/98                   5,000      4,990                                                    19,949
5.500% due 05/19/98                  10,000      9,972     OIL - INTERNATIONAL - 1.2%
5.500% due 06/05/98                   5,000      4,973     Mobil Corp
Associates Corp. North America                             5.510% due 05/01/98                 10,000     10,000
5.500% due 05/20/98                  10,000      9,971
5.480% due 06/15/98                  10,000      9,931     PAPER & PAPER PRODUCTS - 2.4%
AVCO Financial Services, Inc.                              Kimberly Clark
5.430% due 05/04/98                  15,000     14,993     5.460% due 05/29/98                 20,000     19,915
5.470% due 07/28/98                   5,000      4,933
Beneficial Corp.                                           PUBLISHING - 3.0%
5.510% due 05/05/98                  20,000     19,988     Gannett Inc.
                                              --------
                                               109,682     5.500% due 05/04/98                  5,000      4,998
FOOD AND BEVERAGES- 2.4%                                   5.500% due 05/14/98                 15,000     14,970
Sara Lee Corp.                                             Times Mirror Co.
5.500% due 05/07/98                  20,000     19,982     5.500% due 05/08/98                  5,000      4,995
                                                                                                        --------
                                                                                                          24,963
HEALTH CARE - 0.4%                                         RETAIL - 1.8%
Abbott Labs                                                Wal-Mart Stores, Inc.
5.520% due 07/02/98                   3,375      3,343     5.480% due 05/04/98                 15,000     14,993


                                      17

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL                                                 PRINCIPAL
In thousands                       AMOUNT      VALUE                                         AMOUNT      VALUE
                                  ----------  ---------                                     ----------  ---------

TELECOMMUNICATION - 7.0%                                   5.770% due 04/15/99              $  10,000   $ 10,000
Bell Atlantic Network                                      5.632% due 03/04/99                 10,000     10,000
                                                                                                        --------
5.500% due 05/06/98               $   9,350   $  9,343                                                    29,995
5.480% due 05/18/98                   6,000      5,984     Federal Home Loan Mortgage Corp.
Bell South Telecommunication                               5.470% due 05/08/98                  4,820      4,815
5.500% due 05/08/98                  20,000     19,978     5.440% due 05/28/98                 35,000     34,858
SBC Corp.                                                  5.390% due 06/10/98                 15,085     14,995
5.500% due 05/01/98                  10,000     10,000     5.390% due 06/19/98                 10,000      9,927
                                                                                                        --------
5.500% due 06/02/98                  13,000     12,936                                                    64,595
                                              --------
                                                58,241     Federal National Mortgage Association
UTILITIES - 9.6%                                           5.410% due 05/11/98                 20,000     19,970
Atlantic Richfield                                         5.410% due 06/25/98                  5,700      5,698
5.490% due 05/12/98                  20,000     19,966     5.330% due 06/26/98                  5,000      4,997
Florida Power Corp.                                        5.100% due 07/22/98                  6,000      5,992
5.510% due 06/04/98                  10,000      9,948     5.300% due 08/25/98                  5,000      4,999
5.500% due 06/16/98                   9,300      9,235     4.950% due 09/30/98                  9,000      8,976
Potomac Electric Power Co.                                 5.750% due 12/10/98                  5,000      5,000
5.510% due 05/01/98                  10,000     10,000     5.450% due 02/16/99                  3,700      3,696
                                                                                                        --------
5.510% due 05/18/98                  10,000      9,974                                                    59,328
                                                                                                        --------
Union Electric Co
5.550% due 05/01/98                   5,000      5,000     Total U.S. Government Securities  - 18.6%     153,918
5.510% due 05/06/98                  15,000     14,988
                                              --------
                                                79,111     CERTIFICATES OF DEPOSIT
                                              --------
                                                           BANKING - DOMESTIC - 1.1%
Total Commercial Paper - 80.2%                 663,561     Comerica Bank
                                                           5.109% due 06/12/98                  5,000      5,000
U.S. GOVERNMENT SECURITIES                                 First Of America
U.S. GOVERNMENT AGENCIES - 18.6%                           5.310% due 08/18/98                  2,000      2,000
Federal Home Loan Bank                                     Huntington National Bank
5.625% due 03/12/99                  10,000      9,995     5.550% due 06/12/98                  2,000      2,000
                                                                                                        --------

                                                           Total Certificates of Deposit  - 1.1%           9,000

                                      18

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands                       AMOUNT      VALUE
                                  ----------  ---------

REPURCHASE AGREEMENT - 0.3%
Harris Nesbit Thompson*
5.150% due 05/01/98               $   2,764   $  2,764
                                              --------

TOTAL INVESTMENTS -100.2%                      829,243

Liabilities, less other assets - (0.2%)         (1,664)
                                              --------

TOTAL NET ASSETS - 100.0%                     $827,579
                                              ========


*Collateralized by U.S. Treasury Note (6.375% due May 15, 2000); held by custodian

                             FINANCIAL HIGHLIGHTS
                              MONEY MARKET FUND
                                  UNAUDITED

                                                               11/01/97       YEAR       YEAR
                                                               THROUGH        ENDED      ENDED
Selected per share data                                        04/30/98      10/31/97   10/31/96
                                                              ----------    ---------   --------
Net asset value, beginning of period.......................   $    1.00          1.00       1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income................................        0.03          0.05       0.05
      Net realized and unrealized gain.....................        0.00          0.00       0.00
                                                              ---------     ---------   --------
Total income from investment operations....................        0.03          0.05       0.05

LESS DISTRIBUTIONS:
      Dividends from net investment income.................        0.03          0.05       0.05
      Distributions from net realized gain.................        0.00          0.00       0.00
                                                              ---------     ---------   --------
Total distributions........................................        0.03          0.05       0.05
                                                              ---------     ---------   --------

Net asset value, end of period.............................   $    1.00          1.00       1.00
                                                              =========     =========   ========

Total return ..............................................        2.72%**       5.44%      5.43%
                                                              =========     =========   ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...................   $ 827,579       766,356    395,104
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements..........        0.20%*        0.22%      0.23%
      Expenses, before waivers and reimbursements..........        0.40%*        0.40%      0.46%
      Net investment income, net of waivers
           and reimbursements..............................        5.42%*        5.34%      5.30%
      Net investment income, before waivers
           and reimbursements..............................        5.22%*        5.16%      5.07%

-------------------------------------------------------------------------------------------------

* Annualized
** Not annualized

                              MONEY MARKET FUND
                                  UNAUDITED

                                                               YEAR       YEAR      YEAR
                                                               ENDED      ENDED     ENDED
Selected per share data                                      10/31/95   10/31/94   10/31/93
                                                             --------   --------   --------
Net asset value, beginning of period..................       $   1.00       1.00       1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...........................           0.06       0.04       0.03
      Net realized and unrealized gain................             **         **         **
                                                             --------   --------   --------
Total income from investment operations...............           0.06       0.04       0.03

LESS DISTRIBUTIONS:
      Dividends from net investment income............           0.06       0.04       0.03
      Distributions from net realized gain............             **         **         **
                                                             --------   --------   --------
Total distributions...................................           0.06       0.04       0.03
                                                             --------   --------   --------

Net asset value, end of period........................       $   1.00       1.00       1.00
                                                             ========   ========   ========

Total return..........................................           5.93%      3.77%      3.14%
                                                             ========   ========   ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..............       $420,094    410,912    412,068
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.....           0.14%      0.15%      0.17%
      Expenses, before waivers and reimbursements.....           0.39%      0.40%      0.42%
      Net investment income, net of waivers
           and reimbursements.........................           5.79%      3.73%      3.10%
      Net investment income, before waivers
           and reimbursements.........................           5.54%      3.48%      2.85%

--------------------------------------------------------------------------------------------------------------

** Less than 1 cent per share

                              MONEY MARKET FUND
                                  UNAUDITED
                                                                    01/23/92
                                                                    THROUGH
Selected per share data                                             10/31/92
                                                                    --------

Net asset value, beginning of period..............................  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.......................................      0.03
      Net realized and unrealized gain............................        **
                                                                    --------
Total income from investment operations...........................      0.03

LESS DISTRIBUTIONS:
      Dividends from net investment income........................      0.03
      Distributions from net realized gain........................        **
                                                                    --------
Total distributions...............................................      0.03
                                                                    --------

Net asset value, end of period....................................  $   1.00
                                                                    ========

Total return......................................................     2.99%***
                                                                    ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..........................  $399,076
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.................      0.25%*
      Expenses, before waivers and reimbursements.................      0.50%*
      Net investment income, net of waivers and reimbursements....      3.57%*
      Net investment income, before waivers and reimbursements....      3.32%*
-------------------------------------------------------------------------------
* Annualized
** Less than 1 cent per share
*** Not annualized

                     STATEMENT OF ASSETS AND LIABILITIES
                          GOVERNMENT SECURITIES FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data
ASSETS
      Investments in securities, at value (cost - $98,998).......................   $100,041
      Receivable for securities sold.............................................     29,051
      Interest receivable........................................................      1,071
      Receivable for fund shares sold............................................        591
                                                                                    --------

Total Assets.....................................................................    130,754

LIABILITIES
      Dividends payable..........................................................        591
      Accrued expenses payable...................................................         44
      Investment advisory fees payable...........................................         31
                                                                                    --------

Total Liabilities................................................................        666
                                                                                    --------

Net Assets.......................................................................   $130,088
                                                                                    ========

ANALYSIS OF NET ASSETS:
      Paid in capital............................................................   $126,235
      Accumulated net realized gain..............................................      2,789
      Net unrealized appreciation................................................      1,043
      Undistributed net investment income........................................         21
                                                                                    --------

Net Assets.......................................................................   $130,088
                                                                                    ========

Net Asset Value Per Share  (based on net assets of $130,088 and 12,262 shares
      issued and outstanding)....................................................   $  10.61
                                                                                    ========

                           STATEMENT OF OPERATIONS
                          GOVERNMENT SECURITIES FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED
In thousands

INVESTMENT INCOME
      Interest............................................... $ 3,564
                                                              -------

Total Investment Income......................................   3,564

EXPENSES
      Investment advisory fees...............................     262
      Fund administration fees...............................      30
      Fund accounting fees...................................      20
      Registration fees......................................       7
      Transfer agent fees....................................       6
      Custodian fees.........................................       5
      Legal fees.............................................       3
      Audit fees.............................................       3
      Trustees fees..........................................       2
      Other..................................................       1
                                                              -------

Total Expenses...............................................     339
Less:  Fee Waiver............................................     203
                                                              -------

Net Expenses.................................................     136
                                                              -------

Net Investment Income........................................   3,428

NET REALIZED AND UNREALIZED GAIN (LOSS)
      Net realized gain on sale of investments...............   3,232
      Change in net unrealized appreciation on investments...  (2,019)
                                                              -------

      Net realized and unrealized gain (loss)................   1,213
                                                              -------

Net Increase in Net Assets from Operations................... $ 4,641
                                                              =======

                     STATEMENTS OF CHANGES IN NET ASSETS
                          GOVERNMENT SECURITIES FUND
                                  UNAUDITED
                                                           11/01/97    YEAR
                                                           THROUGH     ENDED
In thousands                                               04/30/98   10/31/97
                                                           --------   --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income............................... $  3,428     4,357
      Net realized gain (loss)............................    3,232      (412)
      Change in net unrealized appreciation...............   (2,019)    2,580
                                                           --------   -------
      Increase in net assets from operations..............    4,641     6,525


DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income...............................   (3,416)   (4,350)
      Net realized gain...................................        0         0
                                                           --------   -------
      Total distributions.................................   (3,416)   (4,350)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares........................   24,980    60,676
      Reinvestment of distributions.......................    3,415     4,504
      Cost of shares redeemed.............................   (3,917)   (3,475)
                                                           --------   -------
      Increase in net assets from capital transactions....   24,478    61,705
                                                           --------   -------


Increase in net assets....................................   25,703    63,880
Net assets at beginning of period.........................  104,385    40,505
                                                           --------   -------

Net assets at end of period............................... $130,088   104,385
                                                           ========   =======

Undistributed net investment income....................... $     21         9
                                                           ========   =======

                           SCHEDULE OF INVESTMENTS
                          GOVERNMENT SECURITIES FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL                                                 PRINCIPAL
In thousands                       AMOUNT      VALUE                                         AMOUNT      VALUE
                                  ----------  ---------                                     ----------  ---------
U.S. GOVERNMENT SECURITIES                                 DEMAND NOTE
U.S. GOVERNMENT AGENCIES - 64.8%                           UTILITY-ELECTRICAL - 0.0%
Federal Home Loan Bank                                     Wisconsin Electric
5.625% due 03/19/01               $  10,000 $    9,953     5.235% due 05/01/98              $      31   $      31
                                                           (cost - $31)
                                                                                                        ---------
Federal Home Loan Mortgage Corp.
5.460% due 05/07/98                     650        649     TOTAL INVESTMENTS - 76.9%
5.440% due 05/28/98                   2,555      2,545     (cost - $98,998)                               100,041
5.345% due 05/29/98                   1,035      1,031
                                              --------
                                                 4,225     Other assets, less liabilities - 23.1%          30,047
                                                                                                        ---------
Federal National Mortgage Association
5.900% due 11/20/00                   4,000      4,010     TOTAL NET ASSETS - 100.0%                    $ 130,088
                                                                                                        =========
5.625% due 03/15/01                  20,000     19,981
6.440% due 06/21/05                  10,000     10,296
5.875% due 02/02/06                  10,000      9,963
5.750% due 02/15/08                  20,000     19,734
                                              --------
                                                63,984
Private Export Funding Corp.
6.310% due 09/30/04                   6,000      6,121
                                              --------
                                                84,283

U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. Treasury Notes
6.500% due 10/15/06                  15,000     15,727
                                              --------

Total U.S. Government Securities - 76.9%
(cost - $98,967)                               100,010

                             FINANCIAL HIGHLIGHTS
                          GOVERNMENT SECURITIES FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                                          11/01/97     YEAR       9/03/96
                                                          THROUGH      ENDED      THROUGH
Selected per share data                                   04/30/98    10/31/97    10/31/96
                                                          --------    --------    --------
Net asset value, beginning of period....................  $  10.49       10.21       10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.............................      0.30        0.59        0.07
      Net realized and unrealized gain..................      0.12        0.28        0.21
                                                          --------    --------    --------
Total income from investment operations.................      0.42        0.87        0.28

LESS DISTRIBUTIONS:
      Dividends from net investment income..............      0.30        0.59        0.07
      Distributions from net realized gain..............      0.00        0.00        0.00
                                                          --------    --------    --------
Total distributions.....................................      0.30        0.59        0.07
                                                          --------    --------    --------

Net asset value, end of period..........................  $  10.61       10.49       10.21
                                                          ========    ========    ========

Total return ...........................................      4.06%**     8.86%       2.79%**
                                                          ========    ========    ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)................  $130,088     104,385      40,505
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.......      0.23%*      0.46%       0.89%*
      Expenses, before waivers and reimbursements.......      0.58%*      0.65%       0.89%*
      Net investment income,  net of waivers
           and reimbursements...........................      5.77%*      5.92%       5.59%*
      Net investment income, before waivers
           and reimbursements...........................      5.42%*      5.73%       5.59%*
Portfolio turnover rate.................................       120%        136%          4%
------------------------------------------------------------------------------------------------

* Annualized
** Not annualized

                     STATEMENT OF ASSETS AND LIABILITIES
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $214,192).................... $276,106
      Interest receivable......................................................      714
      Receivable for securities sold...........................................      426
      Dividends receivable.....................................................       74
      Cash.....................................................................       24
                                                                                --------


Total Assets...................................................................  277,344

LIABILITIES
      Payable for securities purchased.........................................    1,309
      Investment advisory fees payable.........................................      145
      Accrued expenses payable.................................................       74
                                                                                --------


Total Liabilities..............................................................    1,528
                                                                                --------

Net Assets..................................................................... $275,816
                                                                                ========

ANALYSIS OF NET ASSETS
      Paid in capital.......................................................... $210,074
      Accumulated net realized gain ...........................................    3,244
      Net unrealized appreciation..............................................   61,914
      Undistributed net investment income......................................      584
                                                                                --------

Net Assets..................................................................... $275,816
                                                                                ========

Net Asset Value Per Share  (based on net assets of $275,816 and 15,247 shares issued and outstanding).................................................. $  18.09
                                                                                ========

                           STATEMENT OF OPERATIONS
                            ASSET ALLOCATION FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED
In thousands

INVESTMENT INCOME
      Interest............................................... $ 1,876
      Dividends..............................................   1,071
                                                              -------

Total Investment Income......................................   2,947

EXPENSES
      Investment advisory fees...............................     677
      Fund administration fees...............................      52
      Fund accounting fees...................................      21
      Custodian fees.........................................       9
      Legal fees.............................................       6
      Transfer agent fees....................................       6
      Audit fees.............................................       6
      Registration fees......................................       5
      Trustees fees..........................................       3
      Other..................................................       3
                                                              -------

Total Expenses...............................................     788
Less:  Fee Waiver............................................     417
                                                              -------

Net Expenses.................................................     371
                                                              -------

Net Investment Income........................................   2,576

NET REALIZED AND UNREALIZED GAIN
      Net realized gain on sale of investments...............   2,672
      Change in net unrealized appreciation on investments...  23,179
                                                              -------

      Net realized and unrealized gain ......................  25,851
                                                              -------

Net Increase in Net Assets from Operations................... $28,427
                                                              =======

                     STATEMENTS OF CHANGES IN NET ASSETS
                            ASSET ALLOCATION FUND
                                  UNAUDITED

                                                           11/01/97     YEAR
In thousands                                               THROUGH      ENDED
                                                           04/30/98    10/31/97
                                                           --------    --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income............................... $  2,576      2,545
      Net realized gain...................................    2,672      6,331
      Change in net unrealized appreciation...............   23,179     29,245
                                                           --------    -------
      Increase in net assets from operations..............   28,427     38,121

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income...............................   (2,263)    (2,279)
      Net realized gain...................................   (5,607)      (290)
                                                           --------    -------
      Total distributions.................................   (7,870)    (2,569)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares........................  112,479     72,743
      Reinvestment of distributions.......................    7,815      5,130
      Cost of shares redeemed ............................  (29,920)   (36,820)
                                                           --------    -------
      Increase in net assets from capital transactions....   90,374     41,053
                                                           --------    -------

Increase in net assets....................................  110,931     76,605
Net assets at beginning of year...........................  164,885     88,280
                                                           --------    -------

Net assets at end of year................................. $275,816    164,885
                                                           ========    =======

Undistributed net investment income....................... $    584        271
                                                           ========    =======

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED


In thousands, except shares         SHARES     VALUE                                          SHARES     VALUE
                                  ----------  ---------                                     ----------  ---------
COMMON STOCKS                                              USA Waste Services, Inc.*           41,516   $  2,037
COMMON STOCKS - BASIC MATERIALS                            Waste Industries, Inc.*             25,000        511
                                                                                                        --------
CHEMICAL - 0.8%                                                                                            9,790
Dupont De Nemours & Co.              21,716   $  1,581     MACHINERY/EQUIPMENT - 2.7%
Polymer Group, Inc.*                 47,274        579     AGCO Corp.                          64,016      1,712
                                              --------
                                                 2,160     Deere & Co.                         49,395      2,887
PAPER & FOREST PRODUCTS - 0.9%                             Illinois Tool Works                 16,364      1,154
Caraustar Industries                 40,000      1,370     Sundstrand Corp.                    23,637      1,632
                                                                                                        --------
Fibermark, Inc.*                     60,000      1,238                                                     7,385
                                              --------                                                  --------
                                                 2,608     Total Common Stocks - Capital
                                              --------
Total Common Stocks - Basic                                Goods - 12.0%                                  32,970
Materials - 1.7%                                 4,768
                                                           COMMON STOCKS - COMMUNICATION SERVICES
COMMON STOCKS - CAPITAL GOODS                              CELLULAR AND WIRELESS - 1.8%
AEROSPACE & DEFENSE - 2.5%                                 Echostar Communications*            29,625        780
Boeing                               36,516      1,828     Paging Network, Inc.*               99,779      1,403
DeCrane Aircraft Holdings*           38,000        682     Panamsat Corp.*                     34,668      2,026
GM Hughes Electronics*               25,000      1,381     Vanguard Cellular Systems*          42,971        816
                                                                                                        --------
Kellstrom Industries, Inc.*          40,000      1,035                                                     5,025
United Technologies Corp.            19,021      1,872     LONG DISTANCE - 0.2%
                                              --------
                                                 6,798     Star Telecommunications*            17,000        460
CONSTRUCTION -1.3%
Interface, Inc.                      87,251      3,703     TELEPHONE - 0.8%
                                                           Cincinnati Bell                     35,000      1,339
ELECTRICAL EQUIPMENT - 1.9%                                Clearnet Communications*            30,728        428
General Electric                     42,712      3,636     Premiere Technologies*              12,500        398
                                                                                                        --------
Triumph Group, Inc.*                 36,649      1,658                                                     2,165
                                              --------                                                  --------
                                                 5,294     Total Common Stocks - Communication
ENVIRONMENTAL - 3.6%                                       Services  - 2.8%                                7,650
Allied Waste Industries, Inc.*      118,318      3,254
Newpark Resources, Inc.*             99,184      2,387     COMMON STOCKS - CONSUMER CYCLICAL
Philip Services Corp.*              190,000      1,437     FURNITURE - 0.9%
Tyco International Ltd.               3,000        164     Meadowcraft, Inc.*                 107,500      1,680

                                      31

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES     VALUE                                          SHARES     VALUE
                                  ----------  ---------                                     ----------  ---------

Miller Herman, Inc.                  30,000   $    906     TV Azteca SA ADR                    62,500   $  1,164
                                              --------
                                                 2,586     Young Broadcasting Corp.*           30,000      1,500
                                                                                                        --------
PRINTING & PUBLISHING - 2.0%                                                                              21,874
Getty Images, Inc.*                  56,000      1,281     CONTAINER - 1.0%
Harcourt General, Inc.               17,998        939     Bway Corp.*                         35,455        933
Journal Register Co.*                35,700        806     Crown Cork & Seal                   10,000        521
Scholastic Corp.*                    36,800      1,371     Libbey, Inc.                        35,000      1,321
                                                                                                        --------
Tribune Co.                          16,388      1,082                                                     2,775
                                              --------
                                                 5,479     COSMETICS/TOILETRIES - 1.0%
RESTAURANTS AND LODGING - 0.6%                             Fort James Corp.                    53,651      2,662
Host Marriot Corp.*                  80,000      1,555
                                                           ENTERTAINMENT - 1.6%
RETAIL - GENERAL - 0.8%                                    Viacom, Inc. A*                     11,912        688
Home Depot                           23,637      1,646     Viacom, Inc. B*                     14,490        840
Petsmart, Inc.*                      45,000        529     Walt Disney Co.                     23,682      2,944
                                              --------                                                  --------
                                                 2,175                                                     4,472
                                              --------
Total Common Stocks - Consumer                             FOOD PRODUCERS - 0.3%
Cyclical - 4.3%                                 11,795     Dean Foods Co                       15,000        703
                                                           Omega Protein Corp.*                 5,000         88
                                                                                                        --------
COMMON STOCKS - CONSUMER STAPLES                                                                             791
BEVERAGES - 1.3%                                           FOOD RETAILERS - 2.0%
Coca-Cola Enterprises                45,000      1,699     Dominick's Supermarkets, Inc.*      27,261      1,092
Panamerican Beverages                45,758      1,825     Kroger*                             82,184      3,441
                                              --------
                                                 3,524     Safeway, Inc.*                      30,000      1,148
                                                                                                        --------
BROADCASTING - 7.9%                                                                                        5,681
                                                                                                        --------
American Radio Systems Corp.*         7,000        464     Total Common Stocks -
Canwest Global Comm Corp.            81,456      1,527       Consumer Staples - 15.1%                     41,779
Chancellor Media Corp.*              80,550      3,821
Clear Channel Communications*        62,338      5,875     COMMON STOCKS - ENERGY
Cox Radio, Inc.*                     31,516      1,525     EXPLORATION/DRILLING - 2.1%
Jacor Communications*                15,000        853     Core Laboratories N.V.*             86,000      2,440
Outdoor Systems, Inc.*               69,138      2,195     Pride International, Inc.*          45,000      1,094
Time Warner, Inc.                    37,577      2,950     TransCoastal Marine Svcs, Inc.*     40,000        460

                                      32

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES     VALUE                                          SHARES     VALUE
                                  ----------  ---------                                     ----------  ---------

Transocean Offshore, Inc.            31,258   $  1,747     Student Loan Marketing Assn.        27,576   $  1,177
                                              --------
                                                 5,741     United PanAm Financial Co.*         10,000        133
                                                                                                        --------
OIL & GAS - DOMESTIC - 0.4%                                                                               10,359
Oryx Energy*                         25,000        653     INSURANCE - 0.9%
R & B Falcon Corp.*                  20,000        641     American International Group        17,952      2,362
                                              --------
                                                 1,294
OIL & GAS SERVICE - 2.2%                                   REAL ESTATE/REITS - 5.2%
Eagle Geophysical, Inc.*             40,000        745     Chastain Capital Corp.*             50,000        744
Petroleum Geo Services ADR *         36,789      2,419     Colonial Properties Trust           51,350      1,524
Schlumberger                         17,500      1,450     Excel Legacy Corp.*                 50,300        264
Superior Energy Services, Inc.*     130,000      1,446     Excel Realty Trust                  50,300      1,346
                                              --------
                                                 6,060     First Industrial Realty Trust       43,335      1,408
                                              --------
                                                           Hanover Capital Mortgage            55,500        957
Total Common Stocks - Energy - 4.7%             13,095     Hanover Capital Mortgage Wts        55,500        194
                                                           Health Care REIT, Inc.              41,375      1,151
COMMON STOCKS - FINANCE                                    Imperial Credit Commercial          90,000      1,299
BANKS - 3.4%                                               Kilroy Realty                       40,000      1,060
Banc One Corp.                       20,570      1,210     LaSalle Hotel Properties*           30,000        548
BankAmerica Corp.                    10,000        850     Mack-Cali Realty Corp.              33,122      1,244
Bankboston Corp.                     10,000      1,079     Ocwen Asset Investment Corp.        82,000      1,507
Bankers Trust Corp.                  10,000      1,291     Spieker Properties, Inc.            26,416      1,047
                                                                                                        --------
Chase Manhattan                       7,450      1,032                                                    14,293
NationsBank Corp.                    36,626      2,774     SAVINGS AND LOAN - 0.5%
State Street Corp.                    3,400        243     Washington Mutual, Inc.             21,200      1,485
                                                                                                        --------
Texas Regional Bancshares            29,547        975
                                              --------
                                                 9,454     Total Common Stocks - Finance - 13.8%          37,953
FINANCIAL SERVICES - 3.8%
Amresco, Inc.*                       35,000      1,269     COMMON STOCKS - HEALTH CARE
Associates First Capital Corp.       25,758      1,925     DRUGS - 1.5%
Household International              10,000      1,314     Lilly Eli & Co.                     10,000        696
Morgan Stanley Dean Witter           17,500      1,380     Merck & Co.                         14,758      1,778
PMI Group, Inc.                      20,000      1,625     Schering Plough Corp.               21,904      1,755
                                                                                                        --------
Sirrom Capital Corp.                 51,400      1,536                                                     4,229

                                      33

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES     VALUE                                          SHARES     VALUE
                                  ----------  ---------                                     ----------  ---------

MEDICAL PRODUCTS & SUPPLIES - 3.1%                         Sun Microsystems*                   18,874   $    777
                                                                                                        --------
Abbott Labs                          24,061   $  1,759                                                    10,447
Becton Dickenson Co.                 30,758      2,142     COMPUTER SERVICES - 0.2%
Johnson & Johnson Co.                49,516      3,534     Quanta Services, Inc.*              30,000        441
Ocular Sciences, Inc.*               35,000        980
                                              --------
                                                 8,415     COMPUTER SOFTWARE - 2.0%
MEDICAL SERVICES - 0.3%                                    CSG Systems Intl, Inc.*             39,700      1,806
Atria Communities, Inc.*             50,000        963     DSET Corp.*                         23,000        385
                                              --------
                                                           First Data                          37,677      1,276
Total Common Stocks -                                      Saville Systems Ireland ADR*        32,684      1,630
Health Care - 4.9%                              13,607     Simulation Sciences, Inc.*          30,000        299
                                                                                                        --------
                                                                                                           5,396
COMMON STOCKS - MISCELLANEOUS                              PHOTOGRAPHY/IMAGING - 1.1%
PROFESSIONAL SERVICES - 1.4%                               Splash Technology Holdings*         36,500        680
Billing Information Concepts*        65,316      1,829     Xerox Corp.                         21,800      2,474
                                                                                                        --------
Rental Service Group*                68,000      1,976                                                     3,154
                                              --------
                                                           SEMICONDUCTORS - 0.5%
Total Common Stocks -                                      Intel Corp                          17,500      1,414
                                                                                                        --------
Miscellaneous - 1.4%                             3,805
                                                           Total Common Stocks - Technology - 8.2%        22,593
COMMON STOCKS - TECHNOLOGY
COMMUNICATION EQUIPMENT - 0.6%                             COMMON STOCKS - TRANSPORTATION
Amerilink Corp.*                     16,500        382     MISCELLANEOUS - 0.2%
Glenayre Technologies *              46,143        724     C.H. Robinson Worldwide, Inc.       25,000        572
Powerwave Technologies, Inc.*        33,637        635
                                              --------
                                                 1,741     TRUCKING & SHIPPING - 0.3%
COMPUTER RELATED- 3.8%                                     Heartland Express, Inc.*            35,758        890
                                                                                                        --------
Compaq Computers Corp.               85,004      2,385
Dell Computer Corp.*                 15,000      1,211     Total Common Stocks
EMC Corp Massachusetts, Inc.*        68,728      3,170      - Transportation - 0.5%                        1,462
                                                                                                        --------
Hewlett-Packard Co.                  29,334      2,209
International Business Machines       6,000        695     Total Common Stocks -  69.4%
                                                           (cost - $130,582)                             191,477

                                      34

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL                                                 PRINCIPAL
In thousands, except shares        AMOUNT      VALUE                                         AMOUNT      VALUE
                                  ----------  ---------                                     ----------  ---------

U.S. GOVERNMENT SECURITIES                                 BROADCASTING - 0.3%
U.S. GOVERNMENT AGENCY - 4.0%                              Clear Channel Communications
Federal  Home Loan Mortgage Corp.                          2.625% due 04/01/03              $     750   $    750
5.470% due 05/08/98               $     570   $    569
5.440% due 05/28/98                  10,500     10,457     CELLULAR & WIRELESS - 0.2%
                                              --------
                                                11,026     Airtouch Communications
U.S. GOVERNMENT OBLIGATIONS - 4.7%                         7.000% due 10/01/03                    788        813
U.S. Treasury Notes
6.000% due 05/31/98                   1,843      1,844     COMPUTER SOFTWARE - 0.3%
7.125% due 09/30/99                     661        674     Oracle Corp.
7.750% due 01/31/00                   1,508      1,561     6.720% due 02/15/04                    750        762
5.750% due 11/15/00                   7,000      7,022
6.500% due 08/31/01                   1,727      1,770     CONSTRUCTION - 0.7%
                                              --------
                                                12,871     Case Corp.
                                              --------
Total U.S. Government Securities - 8.7%                    6.750% due 10/21/07                  1,000      1,018
(cost - $23,851)                                23,897     Southdown, Inc.
                                                           10.00% due 03/01/06                    788        877
                                                                                                        --------
CORPORATE BONDS                                                                                            1,895
AUTO & TRUCK - 0.4%                                        FOOD PRODUCERS - 1.1%
Chrysler Finance Corp.                                     Nabisco Inc.
6.950% due 03/25/02                   1,000      1,024     6.125% due 02/01/33                  3,000      2,960

BANKS - 0.6%                                               FOOD RETAILERS - 0.4%
NationsBank Corp.                                          Kroger
7.500% due 09/15/06                   1,576      1,687     7.650% due 04/15/07                  1,000      1,073

BEVERAGES - 0.0%                                           LEISURE TIME - 0.9%
Canandaigua Wine                                           Brunswick Corp.
8.750% due 02/15/03                     100        103     6.750% due 12/15/06                    300        305


                                      35

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED
                                                                                            PRINCIPAL
                                  PRINCIPAL                                                  AMOUNT
In thousands, except shares        AMOUNT      VALUE                                        OR SHARES    VALUE
                                  ----------  ---------                                     ----------  ---------

Hilton Hotels Corp.                                        6.500% due 12/01/07              $   1,000   $  1,008
                                                                                                        --------
7.000% due 07/15/04               $   1,000   $    992                                                     2,017
                                                                                                        --------
Royal Caribbean Cruises
7.000% due 10/15/07                   1,000      1,018     Total Corporate Bonds - 7.9%
                                              --------
                                                 2,315     (cost - $21,632)                               21,938
MACHINERY - 0.7%
John Deere Capital Co.                                     CONVERTIBLE SECURITIES
5.850% due 01/15/01                   2,000      1,992     CONVERTIBLE BOND - 1.9%
                                                           General Motors Acceptance Corp.
METALS & MINING - 0.4%                                     5.625% due 01/22/03                  1,300      1,282
Phelps Dodge                                               Panamsat
6.375% due 11/01/04                   1,000      1,002     6.000% due 01/15/03                  3,000      2,953
                                                           Waste Management, Inc.
PRINTING & PUBLISHING - 0.2%                               6.625% due 07/15/02                  1,000      1,007
                                                                                                        --------
Tribune Company                                                                                            5,242
6.875% due 11/01/06                     800        827     CONVERTIBLE PREFERRED STOCKS - 1.9%
                                                           Evergreen Media Corp.               10,000        978
REITS - 0.4%                                               Merrill Lynch STRYPES               22,243      1,625
Omega Healthcare Investors                                 Merrill Lynch Trust                 80,000      1,965
6.950% due 08/01/07                   1,000        994     Microsoft Corp.                      6,700        624
                                                                                                        --------
                                                                                                           5,192
                                                                                                        --------
TELEPHONE - 0.3%                                           Total Convertible Securities - 3.8%
US West Capital Funding                                    (cost - $9,767)                                10,434
6.850% due 01/15/02                     800        812
                                                           COMMERCIAL PAPER
UTILITIES - ELECTRIC - 0.3%                                ASSET BACKED SECURITIES - 4.8%
Korea Electric Power                                       Asset Securitization Corp.
7.000% due 10/01/02                   1,000        912     5.520% due 05/08/98                  5,000      4,995
                                                           Preferred Receivables Funding
UTILITIES - NATURAL GAS - 0.7%                             5.500% due 05/22/98                  8,115      8,089
                                                                                                        --------
Enron Corp                                                                                                13,084
6.625% due 11/15/05                   1,000      1,009


                                      36

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL                                                 PRINCIPAL
In thousands, except shares        AMOUNT      VALUE                                         AMOUNT      VALUE
                                  ----------  ---------                                     ----------  ---------

AUTO & TRUCK - 0.1%                                        DEMAND NOTE
Ford Motor Credit Corp.                                    UTILITY - ELECTRICAL - 0.0%
5.536% due 05/28/98               $     350   $    350     Wisconsin Electric
                                                           5.235% due 05/01/98
ELECTRICAL EQUIPMENT - 0.8%                                (cost - $74)                     $      74   $     74
                                                                                                        --------
General Electric Capital Corp.
5.573% due 06/19/98                   2,200      2,200     TOTAL INVESTMENTS - 100.1%
                                                           (cost - $214,192)                             276,106
FINANCIAL SERVICES - 4.6%
American Express Credit Corp.                              Liabilities, less cash
5.511% due 05/01/98                     150        150     and other assets -  (0.1%)                       (290)
                                                                                                        --------
5.513% due 05/04/98                     500        500
5.536% due 05/28/98                   1,000      1,000     TOTAL NET ASSETS - 100.0%                    $275,816
                                                                                                        ========
5.537% due 06/03/98                     300        300
Merrill Lynch and Co.                                      *Non-income producing security
5.510% due 05/29/98                   6,100      6,074
5.510% due 06/08/98                   4,655      4,628
                                              --------
                                                12,652
                                              --------
Total Commercial Paper - 10.3%
(cost - $28,286)                                28,286


                             FINANCIAL HIGHLIGHTS
                            ASSET ALLOCATION FUND
                                  UNAUDITED

                                                        11/01/97      YEAR        YEAR
                                                        THROUGH       ENDED       ENDED
Selected per share data                                 04/30/98     10/31/97    10/31/96
                                                       ----------    --------    --------
Net asset value, beginning of period.................  $    16.60       12.75       12.04

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income..........................        0.20        0.27        0.31
      Net realized and unrealized gain...............        2.03        3.85        1.01
                                                       ----------    --------    --------
Total income from investment operations..............        2.23        4.12        1.32

LESS DISTRIBUTIONS:
      Dividends from net investment income...........        0.19        0.24        0.31
      Distributions from net realized gain...........        0.55        0.03        0.30
                                                       ----------    --------    --------
Total distributions..................................        0.74        0.27        0.61
                                                       ----------    --------    --------

Net asset value, end of period.......................  $    18.09       16.60       12.75
                                                       ==========    ========    ========

Total return.........................................       13.88%**    32.61%      11.06%
                                                       ==========    ========    ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............  $  275,816     164,885      88,280
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements....        0.36%*      0.56%       0.87%
      Expenses, before waivers and reimbursements....        0.76%*      0.78%       0.87%
      Net investment income, net of waivers
           and reimbursements........................        2.46%*      1.90%       2.48%
      Net investment income, before waivers
           and reimbursements........................        2.06%*      1.68%       2.48%
Portfolio turnover rate..............................          13%         64%        120%
Average commission rate paid per share...............  $   0.0599       0.593      0.0585
--------------------------------------------------------------------------------------------------

* Annualized
** Not annualized

                            ASSET ALLOCATION FUND
                                  UNAUDITED
                                                            YEAR     03/03/94
                                                            ENDED    THROUGH
Selected per share data                                    10/31/95  10/31/94
                                                          ---------  --------

Net asset value, beginning of period..................... $    9.97    10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income..............................      0.24     0.17
      Net realized and unrealized gain...................      2.41     0.01
                                                          ---------  -------
Total income from investment operations..................      2.65     0.18

LESS DISTRIBUTIONS:
      Dividends from net investment income...............      0.24     0.16
      Distributions from net realized gain...............      0.34     0.05
                                                          ---------  -------
Total distributions......................................      0.58     0.21
                                                          ---------  -------

Net asset value, end of period........................... $   12.04     9.97
                                                          =========  =======

Total return.............................................     26.92%    1.84%**
                                                          =========  =======

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)................. $  73,775   10,189
Ratio of expenses to average net assets..................      0.96%    1.25%*
Ratio of net investment income to average net assets.....      2.73%    2.63%*
Portfolio turnover rate..................................        95%      64%

-------------------------------------------------------------------------------
* Annualized
** Not annualized

                  STATEMENT OF ASSETS AND LIABILITIES
                           S&P 500 INDEX FUND
                             APRIL 30, 1998
                               UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $193,841).................... $250,146
      Dividends receivable.....................................................      226
      Variation margin.........................................................       33
      Interest receivable......................................................       21
                                                                                --------

Total Assets...................................................................  250,426

LIABILITIES
      Payable for fund shares redeemed.........................................   16,249
      Payable for securities purchased.........................................      352
      Payable to custodian.....................................................       81
      Accrued expenses payable.................................................       76
      Investment advisory fees payable.........................................       61
                                                                                --------

Total Liabilities..............................................................   16,819
                                                                                --------

Net Assets..................................................................... $233,607
                                                                                ========

ANALYSIS OF NET ASSETS
      Paid in capital..........................................................  174,198
      Accumulated net realized gain ...........................................    1,801
      Net unrealized appreciation..............................................   56,284
      Undistributed net investment income......................................    1,324
                                                                                --------

Net Assets..................................................................... $233,607
                                                                                ========

Net Asset Value Per Share  (based on net assets of $233,607 and 14,138 shares issued and outstanding).................................................. $  16.52
                                                                                ========

                        STATEMENT OF OPERATIONS
                           S&P 500 INDEX FUND
                FOR THE SIX MONTHS ENDED APRIL 30, 1998
                               UNAUDITED
In thousands

INVESTMENT INCOME
      Dividends....................................................  $ 1,360
      Interest.....................................................      546
      Other .......................................................        1
                                                                     -------
Total Investment Income............................................    1,907

EXPENSES
      Investment advisory fees.....................................      296
      Fund administration fees.....................................       49
      Fund accounting fees.........................................       26
      Custodian fees...............................................        8
      Transfer agent fees..........................................        7
      Registration fees............................................        5
      Audit fees...................................................        5
      Legal fees...................................................        4
      Trustees fees................................................        3
      Other........................................................        2
                                                                     -------

Total Expenses.....................................................      405
Less:  Fee Waiver..................................................      197
                                                                     -------

Net Expenses.......................................................      208
                                                                     -------

Net Investment Income..............................................    1,699

NET REALIZED AND UNREALIZED GAIN
      Net realized gain on sale of investments.....................      188
      Net realized gain on futures contracts.......................    1,529
      Change in net unrealized appreciation on investments.........   35,961
      Change in net unrealized appreciation on futures contracts...       76
                                                                     -------

      Net realized and unrealized gain ............................   37,754
                                                                     -------

Net Increase in Net Assets from Operations.........................  $39,453
                                                                     =======

                  STATEMENTS OF CHANGES IN NET ASSETS
                           S&P 500 INDEX FUND
                               UNAUDITED
                                                           11/01/97    YEAR
                                                           THROUGH     ENDED
In thousands                                               04/30/98   10/31/97
                                                           --------   --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income............................... $  1,699      1,725
      Net realized gain...................................    1,717      4,249
      Change in net unrealized appreciation...............   36,037     19,397
                                                           --------   --------
      Increase in net assets from operations..............   39,453     25,371

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income...............................   (1,957)      (145)
      Net realized gain...................................   (4,165)         0
                                                           --------   --------
      Total distributions.................................   (6,122)      (145)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares........................  124,347     92,357
      Reinvestment of distributions.......................    6,122        182
      Cost of shares redeemed ............................  (48,805)   (25,005)
                                                           --------   --------
      Increase in net assets from capital transactions....   81,664     67,534
                                                           --------   --------

Increase in net assets....................................  114,995     92,760
Net assets at beginning of period.........................  118,612     25,852
                                                           --------   --------

Net assets at end of period............................... $233,607    118,612
                                                           ========   ========

Undistributed net investment income....................... $  1,324      1,582

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------
COMMON STOCKS                                             Cyprus Amax Mineral Co.             2,478   $     43
COMMON STOCKS - BASIC MATERIALS                           Freeport McMoran Copper             5,109         96
CHEMICALS - 2.3%                                          Homestake Mining Co.                3,871         45
Air Products & Chemicals, Inc.       2,939   $    256     Inco Ltd.                           4,386         77
Dow Chemical                         5,948        575     Newmont Mining Corp.                4,132        133
DuPont De Nemours & Co.             29,718      2,164     Phelps Dodge                        1,554        104
Eastman Chemical Co.                 2,062        142     Placer Dome, Inc.                   6,294         93
Ecolab, Inc.                         3,402        108     Reynolds Metals                     1,901        125
                                                                                                      --------
FMC Corp.*                           1,031         80                                                    1,557
Goodrich BF Co.                      1,593         86     PAPER & FOREST PRODUCT - 0.8%
Hercules, Inc.                       2,599        124     Bemis Co.                           1,393         62
Monsanto Co.                        15,628        826     Boise Cascade                       1,539         58
Nalco Chemical Co.                   1,754         70     Champion International              2,578        139
PPG Industries                       4,702        332     Georgia Pacific Co.                 2,424        187
Praxair, Inc.                        4,178        210     International Paper                 8,000        417
Rohm & Haas Co.                      1,654        178     Louisiana-Pacific Co.               2,939         64
Union Carbide Corp.                  3,255        158     Mead Corp.                          2,686         93
                                             --------
                                                5,309     Potlatch Corp.                        750         36
CHEMICALS-SPECIALTY - 0.2%                                Stone Container Corp.               2,632         43
Englehard Corp.                      3,744         79     Temple Inland                       1,547        100
Great Lakes Chemical                 1,601         80     Union Camp Corp.                    1,854        112
International Flavors & Fragrance    2,939        144     Westvaco Corp.                      2,659         81
Morton International, Inc.           3,517        113     Weyerhaeuser Co.                    5,263        303
Sigma-Aldrich Corp.                  2,632        105     Willamette Industries               2,894        112
                                                                                                      --------
W.R. Grace & Co.*                    1,924         39                                                    1,807
                                             --------
                                                  560     STEEL - 0.2%
METALS & MINING - 0.7%                                    Allegheny Teledyne, Inc.            5,121        130
Alcan Aluminum Ltd.                  6,033        196     Armco, Inc.*                        2,886         20
Aluminum Co. of America              4,594        356     Bethlehem Steel                     2,939         46
Asarco, Inc.                         1,012         25     Inland Steel Industries             1,339         39
Barrick Gold Corp.                   9,842        221     Nucor Corp.                         2,370        142
Battle Mountain Gold Co.             6,033         43     USX-US Steel                        2,270         89

                                      43

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

Worthington Inds, Inc.               2,624   $     47     Thomas & Betts Co.                  1,431   $     84
                                             --------                                                 --------
                                                  513                                                    8,928
                                             --------
Total Common Stocks - Basic                               ENVIRONMENTAL - 0.8%
Materials - 4.2%                                9,746     Browning Ferris                     5,125        175
                                                          Johnson Controls                    2,170        129
COMMON STOCKS - CAPITAL GOODS                             Laidlaw, Inc.                       8,357        116
AEROSPACE & DEFENSE - 1.4%                                Millipore Corp.                     1,112         38
Boeing Co.                          26,320      1,318     Thermo Electron Corp.*              4,000        159
General Dynamics Corp.               3,202        135     Tyco International Ltd             15,048        820
Lockheed Martin Corp.                5,071        565     Waste Management, Inc.             11,950        400
                                                                                                      --------
Northrop Grumman Corp.               1,774        187                                                    1,837
Rockwell International Corp.         5,279        295     MACHINERY - EQUIPMENT - 1.1%
United Technologies Corp.            6,202        611     Aeroquip - Vickers, Inc.              750         48
                                             --------
                                                3,111     Briggs & Stratton                     650         29
CONSTRUCTION - 0.4%                                       Caterpillar, Inc.                   9,912        564
Case Equipment Corp.                 1,908        121     Cincinnati Milacron, Inc.           1,031         32
Centex Corp.                         1,646         57     Cooper Industries                   3,239        217
Crane Co.                            1,275         69     Cummins Engine                      1,031         56
Fluor Corp.                          2,170        103     Deere & Co.                         6,610        386
Kaufman & Broad Home Corp.           1,031         30     Dover Co.                           5,886        232
Masco Co.                            4,332        251     Foster Wheeler Corp.                1,085         30
McDermott International              1,493         62     General Signal Co.                  1,339         59
Owens Corning                        1,393         58     Harnischfeger                       1,266         36
Pulte Corp.                            569         29     Illinois Tool Works                 6,602        465
                                             --------
                                                  780     Ingersoll Rand Co.                  4,308        198
ELECTRICAL EQUIPMENT - 3.8%                               NACCO Industries                      194         33
AMP, Inc.                            5,759        226     Pall Corp.                          3,393         67
Emerson Electric Co.                11,666        742     Parker Hannifin                     2,893        129
General Electric                    86,098      7,329     Timken Co.                          1,608         64
                                                                                                      --------
Grainger WW, Inc.                    1,320        144                                                    2,645
Honeywell                            3,355        312     OFFICE SUPPLIES - 0.2%
Raychem                              2,270         91     Avery Dennison Co.                  2,686        141


                                      44

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

Moore Corp.                          2,332   $     37     Liz Claiborne, Inc.                 1,808   $     89
Pitney Bowes, Inc.                   7,542        362     National Service Inds.              1,139         62
                                             --------
                                                  540     Nike, Inc.                          7,633        364
                                             --------
Total Common Stocks - Capital                             Reebok International Ltd.           1,547         45
Goods - 7.7%                                   17,841     Russell Corp.                       1,031         28
                                                          Spring Industries                     602         33
COMMON STOCKS - COMMUNICATION SERVICES                    VF Corp.                            3,154        164
                                                                                                      --------
CELLULAR & WIRELESS - 0.4%                                                                                 855
Airtouch Communications*            13,258        704     AUTO & TRUCK - 1.6%
Nextel Communications, Inc.*         7,650        219     Chrysler Corp.                     17,133        689
                                             --------
                                                  923     Ford Motor Co.                     31,564      1,446
LONG DISTANCE - 2.2%                                      General Motors Corp.               18,568      1,251
AT & T Corp.                        42,730      2,566     ITT Industries, Inc.                3,147        115
MCI Communications                  18,360        924     Navistar International*             1,862         56
Sprint Corp.                        11,350        775     Paccar, Inc.                        2,062        122
                                                                                                      --------
Worldcom, Inc.*                     23,765      1,017                                                    3,679
                                             --------
                                                5,282     AUTO PARTS - 0.5%
TELEPHONE - 4.0%                                          Cooper Tire & Rubber Co.            2,070         49
Alltel Corp.                         4,856        208     Dana                                2,732        162
Ameritech Corp.                     28,794      1,226     Eaton Corp.                         2,062        190
Bell Atlantic                       20,378      1,907     Echlin, Inc.                        1,601         76
Bell South Corp.                    26,063      1,673     Genuine Parts Co.                   4,720        170
Frontier Corp.                       4,300        129     Goodyear Tire & Rubber              4,178        292
GTE Corp.                           25,139      1,469     Snap on Tools, Inc.                 1,601         68
SBC Communications, Inc.            48,162      1,996     TRW, Inc.                           3,209        169
                                                                                                      --------
US West, Inc. - Comm Group          12,689        669                                                    1,176
                                             --------
                                                9,277     FURNITURE & APPLIANCES - 0.4%
                                             --------
Total Common Stocks -                                     Armstrong World Industries          1,031         88
Communication Services - 6.6%                  15,482     Black & Decker                      2,470        128
                                                          Maytag Corp.                        2,532        130
COMMON STOCKS - CONSUMER CYCLICAL                         Newell Co.                          4,205        203
APPAREL & TEXTILE - 0.4%                                  Rubbermaid, Inc.                    3,971        114
Fruit of The Loom, Inc.*             1,862         70     Stanley Works                       2,324        119


                                      45

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

Whirlpool Corp.                      1,962   $    141     K Mart                             12,797   $    223
                                             --------
                                                  923     TJX Cos, Inc.                       4,316        191
PRINTING & PUBLISHING - 1.0%                              Toys "R" Us, Inc.*                  7,472        206
American Greetings Co.               1,962         91     Wal-Mart Stores, Inc.              59,320      2,999
Deluxe Corp.                         2,116         71     Woolworth Corp.                     3,509         81
                                                                                                      --------
Donnelley RR & Sons                  3,824        168                                                    3,816
Dow Jones & Co.                      2,578        126     RETAIL - GENERAL - 1.1%
Dun & Bradstreet                     4,540        161     Costco Companies, Inc.*             5,609        313
Gannett Co., Inc.                    7,488        509     Dayton Hudson Corp.                 5,725        500
Harcourt General, Inc.               1,908        100     Dillard Dept. Stores                2,893        106
Jostens, Inc.                        1,031         24     Federated Department Stores*        5,571        274
Knight Ridder, Inc.                  2,178        127     May Department Stores               6,129        378
McGraw Hill Cos,, Inc..              2,632        204     Mercantile Stores Co.                 958         70
Meredith Corp.                       1,346         58     Penny JC Co.                        6,533        464
New York Times                       2,532        180     Sears Roebuck & Co.                10,319        612
                                                                                                      --------
Omnicom Group                        4,340        206                                                    2,717
Times Mirror Co.                     2,586        158     RETAIL SPECIALTY - 1.6%
Tribune Co.                          3,202        211     Autozone, Inc.*                     4,000        121
                                             --------
                                                2,394     Cendant Corp.*                     21,353        534
LEISURE TIME - 0.3%                                       Circuit City Stores, Inc.           2,632        107
Brunswick Corp.                      2,632         86     Gap, Inc.                          10,449        537
Fleetwood Enterprises                  977         45     Home Depot, Inc.                   19,214      1,338
Harrah's Entertainment, Inc.*        2,686         70     The Limited Ltd.                    7,146        240
Hasbro, Inc.                         3,355        123     Lowes Companies                     4,540        318
Mattel, Inc.                         7,688        295     Nordstrom, Inc.                     2,016        132
Mirage Resorts, Inc.*                4,700        104     Pep Boys - Manny, Mo, Jack          1,601         35
                                             --------
                                                  723     Sherwin Williams                    4,540        162
RESTAURANTS & LODGING - 0.2%                              Tandy Corp.                         2,694        134
                                                                                                      --------
Hilton Hotels Corp.                  6,602        211                                                    3,658
                                                                                                      --------
Marriott International               6,710        221     Total Common Stocks -
                                             --------
                                                  432     Consumer Cyclical - 8.7%                      20,373
RETAIL - DISCOUNT - 1.6%
Consolidated Stores*                 2,900        116


                                      46

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

COMMON STOCKS - CONSUMER STAPLES                          Kimberly Clark                     14,500   $    736
BEVERAGES - 3.3%                                          Longs Drug Stores                   1,084         31
Anheuser-Busch Companies, Inc.      13,004   $    596     Procter & Gamble                   35,320      2,903
Brown Foremann                       1,854        105     Rite Aid Corp.                      6,540        210
Coca-Cola Co.                       65,107      4,940     Walgreen Co.                       13,004        449
                                                                                                      --------
Coors, Adolph, Inc.                  1,031         37                                                    8,213
Pepsico, Inc.                       39,929      1,585     ENTERTAINMENT - 1.2%
Seagrams Co. Ltd.                    9,357        399     King World Productions, Inc.*       2,062         55
                                             --------
                                                7,662     Walt Disney Co.                    17,759      2,208
BROADCASTING - 1.5%                                       Viacom, Inc. Class B*               9,242        536
                                                                                                      --------
CBS, Inc.                           18,542        661                                                    2,799
Clear Channel Communications*        3,100        292     FOOD PRODUCERS - 2.7%
Comcast Corp.                        9,172        328     Archer-Daniels-Midland Co.         15,035        323
Tele Communications, Inc.*          13,333        430     BestFoods                           7,434        408
Time Warner, Inc.                   15,267      1,198     Campbell Soup                      12,074        620
US West Media Group, Inc.*          16,067        607     Conagra, Inc.                      12,496        365
                                             --------
                                                3,516     General Mills                       4,178        282
CONTAINERS - 0.2%                                         H J Heinz Co.                       9,630        525
Ball Corp.                             823         32     Hershey Foods                       3,724        273
Crown Cork & Seal                    3,355        175     Kellogg Co.                        10,842        447
Owens-Illinois, Inc.*                3,700        146     Pioneer Hi-Bred International       5,448        206
Sealed Air Corp.*                    2,281        143     Quaker Oats                         3,609        188
Tupperware Corp.                     1,601         43     Ralston-Purina Group                2,886        306
                                             --------
                                                  539     Sara Lee Corp.                     12,697        756
COSMETIC & TOILETRIES - 3.5%                              Unilever  ADR                      16,928      1,263
Alberto-Culver Co.                   1,500         44     Vlasic Foods International*         1,207         28
Avon Products, Inc.                  3,509        288     Wrigley WM JR Co.                   3,093        275
                                                                                                      --------
Cardinal Health, Inc.                2,900        279                                                    6,265
Clorox Co.                           2,686        225     FOOD RETAILERS - 0.6%
Colgate Palmolive Co.                7,742        694     Albertson's, Inc.                   6,383        319
CVS Corp.                            4,986        368     American Stores Co.                 7,142        171
Fort James Corp.                     5,570        276     Giant Foods                         1,601         60
Gillette Co.                        14,812      1,710     Great Atlantic & Pacific            1,031         32


                                      47

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

Kroger*                              6,702   $    281     Atlantic Richfield                  8,464   $    660
Super-Valu, Inc.                     1,554         68     Kerr-McGee Co.                      1,266         84
Sysco Corp.                          9,096        217     Occidental Petroleum                8,964        264
Winn-Dixie Stores, Inc.              3,924        148     Oryx Energy*                        2,686         70
                                             --------
                                                1,296     Pennzoil Co.                        1,239         79
RESTAURANTS - 0.6%                                        Phillips Petroleum Co.              6,964        345
Dardeen Restaurants                  3,978         64     Sun Co.                             1,862         75
McDonalds Corp.                     18,022      1,115     Unocal Corp                         6,402        262
Tricon Global Restaurants*           3,982        126     USX-Marathon                        7,633        273
                                                                                                      --------
Wendys International                 3,455         83                                                    3,570
                                             --------
                                                1,388     OIL & GAS-INTERNATIONAL - 5.0%
TOBACCO - 1.1%                                            Chevron Corp.                      17,183      1,421
Fortune Brands, Inc.                 4,540        167     Exxon Corp.                        65,030      4,743
Philip Morris Co., Inc.             63,807      2,381     Mobil Corp.                        20,646      1,631
UST, Inc.                            4,802        132     Royal Dutch Petroleum ADR          56,456      3,193
                                             --------
                                                2,680     Texaco, Inc.                       14,428        887
                                             --------                                                 --------
Total Common Stock - Consumer                                                                           11,875
Staples - 14.7%                                34,358     OIL & GAS-SERVICE - 0.9%
                                                          Baker Hughes, Inc.                  4,417        179
COMMON STOCKS - ENERGY                                    Dresser Industries                  4,548        240
COAL, GAS & PIPE - 0.1%                                   Halliburton Co.                     6,886        379
Anadarko Petroleum Corp.             1,600        117     Rowan Companies, Inc.*              2,270         67
                                                          Schlumberger                       12,996      1,077
EXPLORATION & DRILLING - 0.2%                             Western Atlas, Inc.*                1,393        110
                                                                                                      --------
Burlington Resources, Inc.           4,661        219                                                    2,052
                                                                                                      --------
Helmerich & Payne                    1,166         36
Union Pacific Resources Group        6,612        158     Total Common Stocks - Energy - 7.7%           18,027
                                             --------
                                                  413
OIL & GAS-DOMESTIC - 1.5%                                 COMMON STOCKS - FINANCE
Amerada Hess Corp.                   2,378        137     BANK & BANK HOLDING COMPANY - 8.7%
Amoco Corp.                         25,608      1,133     Banc One Corp.                     16,937        996
Apache Corp.                         2,400         85     Bank of New York                    9,865        583
Ashland, Inc.                        1,954        103     BankAmerica Corp.                  18,292      1,555

                                      48

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

Bankboston Corporation               3,824   $    413     Beneficial Corp.                    1,393   $    182
Bankers Trust of New York            2,616        338     Charles Schwab Corp.                6,900        241
BB&T Corp.                           3,600        242     Countrywide Credit Ind, Inc.        2,900        140
Chase Manhattan                     11,171      1,548     Fannie Mae                         27,840      1,667
Citicorp                            12,043      1,812     Fed Home Loan Mortgage Corp.       18,292        847
Comerica, Inc.                       4,039        270     Franklin Resources, Inc.            6,600        353
Fifth Third Bancorp                  6,043        332     Green Tree Financial Corp.          3,663        149
First Chicago NBD Corp.              7,752        720     Household International             2,878        378
First Union Corp.                   25,511      1,540     Lehman Brothers Holdings            2,700        192
Fleet Financial Group, Inc.          6,878        594     Marsh & McLennan Co.                4,516        412
Huntington Bancshares                5,000        178     MBNA Corp.                         13,173        446
Key Corp.                           11,474        455     Merrill Lynch                       8,772        770
Mellon Bank                          6,710        483     Morgan Stanley Dean Witter, Inc.   15,563      1,228
Mercantile Bancorp                   3,400        188     SunAmerica, Inc.                    5,100        255
Morgan (J.P.) & Co., Inc.            4,702        617     Transamerica Corp.                  1,654        191
                                                                                                      --------
Nations Bank Corp.                  24,860      1,883                                                    9,746
National City Corp.                  8,633        598     INSURANCE - 4.2%
Northern Trust Co.                   2,900        212     Allstate Corp.                     11,312      1,089
Norwest Corp.                       19,906        790     American International Group       18,452      2,428
PNC Bank Corp.                       7,980        482     Aon Corp.                           4,408        284
Republic New York Corp.              1,447        194     CHUBB Group                         4,494        355
State Street Corp.                   4,200        300     Cigna Corp.                         1,962        406
Sun Trust Banks, Inc.                5,633        459     Cincinnati Financial Corp.          1,400        178
Summit Bancorp                       4,600        231     Conseco, Inc.                       5,000        248
Synovus Financial Corp.              4,600        162     General RE Corp.                    2,062        461
US Bancorp                           6,447        819     Hartford Financial Services         3,147        349
Wachovia Corp.                       5,386        457     Jefferson Pilot                     2,842        167
Wells Fargo & Co.                    2,359        869     Lincoln National Corp.              2,686        239
                                             --------
                                               20,320     Loews Corp.                         2,993        299
FINANCIAL SERVICES - 4.2%                                 MBIA, Inc.                          2,370        177
American Express Co.                12,289      1,253     MGIC Investment                     2,994        189
American General Corp.               6,363        424     Progressive Corp.                   1,900        257
Associates First Capital Corp.       8,272        618     Providian Corp.                     2,478        149

                                      49

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

Safeco Corp.                         3,301   $    165     MEDICAL PRODUCTS & SUPPLIES - 2.7%
St. Paul Companies                   2,170        184     Abbott Labs                        20,238   $  1,480
Torchmark Corp.                      3,716        166     Allergan                            1,654         69
Travelers Group, Inc.               30,161      1,845     Bard C.R., Inc.                     1,547         55
Unum Corp.                           3,716        200     Bausch & Lomb, Inc.                 1,447         72
                                             --------
                                                9,835     Baxter International, Inc.          7,372        409
REAL ESTATE - 0.0%                                        Becton Dickinson Co.                3,201        223
Franchise Finance Corp.              2,300         62     Biomet, Inc.                        2,893         87
                                                          Boston Scientific Corp.*            5,094        368
SAVINGS & LOAN - 0.4%                                     Guidant Corp.                       3,932        263
Ahmanson H. F. & Co.                 2,939        224     Johnson & Johnson Co.              35,289      2,519
Golden West Financial                1,547        163     Mallinckrodt, Inc.                  1,862         60
Washington Mutual, Inc.              6,836        479     Medtronic, Inc.                    12,388        652
                                             --------
                                                  866     St. Jude Medical                    2,403         85
                                             --------
Total Common Stocks -                                     US Surgical Corp.                   2,001         63
                                                                                                      --------
Finance - 17.5%                                40,829                                                    6,405
                                                          MEDICAL SERVICES - 0.9%
COMMON STOCKS - HEALTH CARE                               Aetna Life and Casualty Co.         3,998        323
BIO-TECHNOLOGY - 0.2%                                     Columbia/HCA Healthcare Corp.      16,998        560
Allergan Specialty Therapy*             82          1     Healthsouth Corp.*                 10,200        308
Amgen*                               6,918        412     Humana, Inc.*                       4,232        114
                                             --------
                                                  413     Manor Care, Inc.                    1,601         56
DRUGS - 7.5%                                              Tenet Healthcare Corp.*             8,025        300
ALZA Corp.*                          2,170        104     United Healthcare Corp.             5,002        351
                                                                                                      --------
American Home Products Corp.        17,067      1,589                                                    2,012
                                                                                                      --------
Bristol-Meyer/Squibb                26,216      2,776     Total Common Stocks -
Lilly Eli & Co.                     29,194      2,031     Health Care - 11.3%                           26,461
Merck & Co.                         31,542      3,801
Pfizer, Inc.                        33,950      3,864     COMMON STOCKS - MISCELLANEOUS
Pharmacia & Upjohn, Inc.            13,361        562     DIVERSIFIED - 1.1%
Schering Plough Corp.               19,306      1,547     Allied Signal, Inc.                14,858        651
Warner-Lambert Co.                   7,172      1,357     Cognizant Corp.                     4,240        218
                                             --------
                                               17,631     Corning Corporation                 6,087        243

                                      50

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

3M Co.                              10,842   $  1,023     Seagate Technology, Inc.*           6,371   $    170
Tenneco, Inc.                        4,440        191     Silicon Graphics, Inc.*             4,940         65
Textron, Inc.                        4,332        339     Sun Microsystems*                   9,804        404
                                             --------
                                                2,665     Unisys Corp.*                       6,540        147
                                                                                                      --------
PROFESSIONAL SERVICES - 0.3%                                                                            11,758
H & R Block                          2,686        121     COMPUTER - SERVICES - 0.8%
Interpublic GRP Companies, Inc.      3,274        209     Automatic Data Processing, Inc.     7,687        515
Service Corp. International          6,641        274     Ceridian Corporation*               2,054        116
                                             --------
                                                  604     Computer Associates                14,344        840
                                             --------
Total Common Stocks -                                     Computer Sciences*                  4,178        220
Miscellaneous - 1.4%                            3,269     Equifax                             4,000        155
                                                                                                      --------
                                                                                                         1,846
COMMON STOCKS - TECHNOLOGY                                COMPUTER - SOFTWARE - 3.4%
COMMUNICATION EQUIPMENT - 1.7%                            Adobe Systems, Inc.                 1,900         95
Andrew Corp.*                        2,336         53     Autodesk, Inc.                      1,266         59
DSC Communications Corp.*            3,093         56     Bay Networks*                       5,502        129
Lucent Technologies                 33,790      2,572     Cabletron Systems*                  4,224         56
Northern Telecom                    13,820        841     First Data                         11,166        378
Scientific - Atlanta, Inc.           2,062         49     General Instrument Co.*             3,963         89
Tellabs, Inc.*                       4,748        337     HBO & Co.                           5,700        341
                                             --------
                                                3,908     Microsoft Corp.*                   64,260      5,791
COMPUTER RELATED - 5.0%                                   Novell, Inc.*                       9,188         92
3 Com Corp.*                         9,086        311     Oracle Systems Corp.*              25,803        668
Apple Computer, Inc.*                3,401         93     Parametric Tech Co.*                6,800        217
Cisco Systems, Inc.*                26,843      1,966     Shared Medical System                 556         41
                                                                                                      --------
Compaq Computers Corp.              39,704      1,114                                                    7,956
Data General Corp.*                  1,331         20     ELECTRONICS - 1.0%
Dell Computer Corp.*                17,192      1,388     Applied Materials, Inc.*            9,596        347
Digital Equipment*                   3,978        221     EG&G                                1,139         34
EMC Corp. Massachusetts*            12,982        599     Harris Corp.                        2,062        100
Gateway 2000, Inc.*                  4,000        235     LSI Logic Corp.*                    3,755        102
Hewlett-Packard Co.                 27,386      2,063     Motorola, Inc.                     15,682        872
International Business Machines     25,564      2,962     National Semiconductor*             4,263         94

                                      51

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE                                         SHARES     VALUE
                                  ---------  ---------                                     ---------  ---------

Perkin-Elmer Corp.                   1,185   $     81     TRUCKING - 0.1%
Raytheon Co - Class B                8,994        510     Federal Express*                    3,017   $    205
Tektronix, Inc.                      1,356         58     Ryder System Co.                    2,116         74
                                             --------                                                 --------
                                                2,198                                                      279
                                                                                                      --------
PHOTOGRAPHY & IMAGING - 0.7%                              Total Common Stocks -
Eastman Kodak                        8,526        615     Transportation - 1.1%                          2,593
Ikon Office Solution                 3,455         84
Polaroid Corp.                       1,166         51     COMMON STOCKS - UTILITIES
Xerox                                8,564        972     ELECTRIC - 2.3%
                                             --------
                                                1,722     Ameren Corp.                        3,632        144
SEMICONDUCTOR - 1.9%                                      American Electric Power Co.         5,002        239
Advanced Micro Devices*              3,709        103     Baltimore Gas & Electric            3,871        122
Intel Corp.                         43,046      3,479     Carolina Power & Light              4,024        173
KLA-Tencor Corp.*                    2,200         89     Central & Southwest Corp.           5,571        145
Micron Technology, Inc.              5,571        173     Cinergy Corp.                       4,183        146
Texas Instruments                   10,312        661     Consolidated Edison                 6,141        278
                                             --------
                                                4,505     Dominion Resources                  4,894        194
                                             --------
Total Common Stocks -                                     DTE Energy Co.                      3,817        150
Technology - 14.5%                             33,893     Duke Power                          9,448        547
                                                          Edison International               10,058        300
COMMON STOCKS - TRANSPORTATION                            Entergy Corp.                       6,387        159
AIR TRANSPORTATION - 0.4%                                 First Energy Corp.                  6,024        182
AMR Corp.*                           2,424        369     FPL Group, Inc.                     4,748        295
Delta Airlines                       1,916        223     General Public Utilities, Inc.      3,147        125
Southwest Airlines Co.               5,825        160     Houston Industries                  7,460        217
US Airways Group, Inc.*              2,401        171     Niagara Mohawk Power                3,717         46
                                             --------
                                                  923     Northern States Power               1,954        110
RAILROAD - 0.6%                                           Pacificorp                          7,741        180
Burlington Northern Santa Fe         4,026        399     Peco Energy Co.                     5,833        139
CSX Corp.                            5,771        303     PP & L Resources, Inc.              4,332        100
Norfolk Southern Co.                 9,903        331     PG & E Corp.                       11,488        372
Union Pacific Corp.                  6,548        358     Public Service Enterprises          6,148        206
                                             --------
                                                1,391     Southern, Co.                      18,098        480

                                      52

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED
                                  PRINCIPAL
                                   AMOUNT                                                  PRINCIPAL
In thousands, except shares       OR SHARES   VALUE                                         AMOUNT     VALUE
                                  ---------  ---------                                     ---------  ---------

Texas Utilities Co.                  6,392   $    256     4.960% due 07/02/98              $ 2,800    $ 2,776
Unicom Corp.                         5,625        195     4.930% due 07/16/98                  100         99
                                             --------                                                 -------
                                                5,500                                                    3,174
                                                                                                      --------
NATURAL GAS - 0.7%                                        Total U.S. Government Securities - 3.8%
Coastal Corp.                        2,886        206     (cost - $8,692)                                8,692
Columbia Energy Group                1,474        120
Consolidated Natural Gas             2,478        142     COMMERCIAL PAPER
Eastern Enterprises                    542         23     AUTOMOBILES - 0.4%
Enron Corp.                          8,456        416     Ford Motorcredit Corp.
Nicor                                1,293         53     5.536% due 05/28/98                   870        870
Oneok, Inc.                            850         34
Pacific Enterprises                  2,170         84     COMPUTERS - 2.1%
People's Energy Corp.                  904         33     Avnet, Inc.
Sonat, Inc.                          2,270        101     5.500% due 05/14/98                 5,000      4,990
Williams Companies                  11,058        350
                                             --------
                                                1,562     FINANCIAL - 2.4%
                                             --------
                                                          American Express Credit Corp.
Total Common Stocks - Utilities - 3.0%          7,062     5.511% due 05/01/98                   150        150
                                             --------
                                                          5.512% due 05/01/98                   365        365
Total Common Stocks - 98.4%                               5.567% due 05/14/98                   200        200
(cost - $173,629)                             229,934     5.567% due 05/15/98                 2,860      2,860
                                                          5.536% due 05/22/98                   200        200
U.S. GOVERNMENT SECURITIES                                5.536% due 05/28/98                   150        150
U.S. GOVERNMENT AGENCY - 2.4%                             5.525% due 05/29/98                   990        990
Federal Home Loan Mortgage Corp.                          5.537% due 06/03/98                   710        710
                                                                                                      --------
5.440% due 05/28/98               $  5,540      5,518                                                    5,625
                                                                                                      --------
                                                          Total Commercial Paper - 4.9%
U.S. GOVERNMENT OBLIGATIONS - 1.4%                        (cost - $11,485)                              11,485
U.S. Treasury Bills
5.190% due 06/04/98                    300        299


                                      53

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands, except shares        AMOUNT     VALUE
                                  ---------  ---------

DEMAND NOTE
UTILITY - ELECTRICAL - 0.0%
Wisconsin Electric
5.235% due 05/01/98
(cost - $35)                      $     35   $     35
                                             --------

TOTAL INVESTMENTS - 107.1%
(cost - $193,841)                             250,146

Liabilities, less
other assets -  (7.1%)                        (16,539)
                                             --------

TOTAL NET ASSETS - 100.0%                    $233,607
                                             ========

*Non-income producing security

                             FINANCIAL HIGHLIGHTS
                              S&P 500 INDEX FUND
                                  UNAUDITED

                                                           11/01/97    YEAR      9/30/96
                                                           THROUGH     ENDED     THROUGH
Selected per share data                                    04/30/98   10/31/97   10/31/96
                                                           --------   --------   --------
Net asset value, beginning of period...................... $  14.15      10.77      10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...............................     0.13       0.21       0.02
      Net realized and unrealized gain....................     2.95       3.19       0.77
                                                           --------   --------   --------
Total income from investment operations...................     3.08       3.40       0.79

LESS DISTRIBUTIONS:
      Dividends from net investment income................     0.23       0.02       0.02
      Distributions from net realized gain................     0.48       0.00       0.00
                                                           --------   --------   --------
Total distributions.......................................     0.71       0.02       0.02
                                                           --------   --------   --------

Net asset value, end of period............................ $  16.52      14.15      10.77
                                                           ========   ========   ========

Total return .............................................    22.53%**   31.58%      7.86%**
                                                           ========   ========   ========

RATIOS AND SUPPLEMENTAL DATA:
      Net assets, end of period (in thousands)............ $233,607    118,612     25,852
      Ratio to average net assets of:
           Expenses, net of waivers and reimbursements....     0.21%*     0.37%      0.71%*
           Expenses, before waivers and reimbursements....     0.41%*     0.49%      1.26%*
           Net investment income, net of waivers
                and reimbursements........................     1.71%*     1.66%      1.60%*
           Net investment income, before waivers
                and reimbursements........................     1.51%*     1.54%      1.05%*
      Portfolio turnover rate.............................        1%        13%         0%
      Average commission rate paid per share.............. $ 0.0361     0.0551     0.0338

---------------------------------------------------------------------------------------------

* Annualized
** Not annualized

                     STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $57,661)..................... $65,395
      Foreign currency (cost - $583) ..........................................     584
      Receivable for securities sold...........................................     327
      Dividends receivable.....................................................     240
                                                                                -------

Total Assets...................................................................  66,546

LIABILITIES
      Payable for securities purchased.........................................     675
      Payable to custodian.....................................................     248
      Net unrealized depreciation on forward foreign currency contracts........     181
      Accrued expenses payable.................................................     150
      Investment advisory fees payable.........................................      88
                                                                                -------

Total Liabilities..............................................................   1,342
                                                                                -------

Net Assets.....................................................................  65,204
                                                                                =======

ANALYSIS OF NET ASSETS
      Paid in capital.......................................................... $ 57,135
      Accumulated net realized gain............................................      620
      Net unrealized appreciation..............................................    7,554
      Distributions in excess of net investment income.........................     (105)
                                                                                --------

Net Assets..................................................................... $ 65,204
                                                                                ========

Net Asset Value Per Share  (based on net assets of $65,204 and 5,354 shares issued and outstanding).................................................. $  12.18
                                                                                ========

                           STATEMENT OF OPERATIONS
                          INTERNATIONAL EQUITY FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED

In thousands
INVESTMENT INCOME
      Dividends (net of $68 for foreign taxes withheld)...............................  $  528
      Interest........................................................................     110
                                                                                        ------

Total Investment Income...............................................................     638

EXPENSES
      Investment advisory fees........................................................     268
      Custodian fees..................................................................      82
      Fund accounting fees............................................................      36
      Fund administration fees........................................................      14
      Transfer agent fees.............................................................       6
      Registration fees...............................................................       4
      Legal fees......................................................................       3
      Audit fees......................................................................       2
      Trustees fees...................................................................       1
                                                                                        ------

Total Expenses........................................................................     416
Less:  Fee Waiver.....................................................................      99
                                                                                        ------

Net Expenses..........................................................................     317
                                                                                        ------

Net Investment Income.................................................................     321

NET REALIZED AND UNREALIZED GAIN (LOSS)
      Net realized gain on sale of investments and foreign currency transactions......     570
      Net realized gain on forward foreign currency contracts.........................      47
      Change in net unrealized appreciation on investments and foreign currency.......   6,468
      Change in net unrealized depreciation on forward foreign currency contracts.....    (280)
                                                                                        ------

      Net realized and unrealized gain (loss).........................................   6,805
                                                                                        ------

Net Increase in Net Assets from Operations............................................  $7,126
                                                                                        ======

                     STATEMENTS OF CHANGES IN NET ASSETS
                          INTERNATIONAL EQUITY FUND
                                  UNAUDITED

                                                            11/01/97    YEAR
                                                            THROUGH     ENDED
In thousands                                                04/30/98   10/31/97
                                                            --------   --------

INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income................................ $    321       506
      Net realized gain....................................      617     1,691
      Change in net unrealized appreciation................    6,188     1,188
                                                            --------   -------
      Increase in net assets from operations...............    7,126     3,385

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income................................   (2,001)      (55)
      Net realized gain....................................     (563)        0
      Distributions in excess of net investment income.....        0         0
                                                            --------   -------
      Total distributions..................................   (2,564)      (55)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares.........................   18,443    27,669
      Reinvestment of distributions........................    2,564       134
      Cost of shares redeemed .............................  (13,508)   (3,167)
                                                            --------   -------
      Increase in net assets from capital transactions.....    7,499    24,636
                                                            --------   -------

Increase in net assets.....................................   12,061    27,966
Net assets at beginning of period..........................   53,143    25,177
                                                            --------   -------

Net assets at end of period................................ $ 65,204    53,143
                                                            ========   =======

Undistributed net investment income........................ $   (105)    1,577
                                                            ========   =======

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE                                         SHARES      VALUE
                                  ----------  ----------                                     ---------- ----------
COMMON STOCKS - FOREIGN                                     Kredietbank Npv                        450  $     254
AUSTRALIA - 4.8%                                            Kredietbank Vvpr                         7          4
Amcor Limited                        14,000   $      63     Petrofina Sa                           675        266
Boral Limited                        40,000          92     Royale Belge                           300        125
Brambles Industries Ltd               7,000         144     Soc Gen De Belgique Put/Wts            200          0
Broken Hill Proprietary Co           41,500         406     Societe Generale Belgique              800        123
Coca-Cola Amatil                      8,000          61     Solvay Sa                            2,360        177
CSR Limited Ord                      27,000          86     Tractabel Inv Intl Npv               1,800        215
David Jones Limited                  75,000          86     Union Miniere Npv*                   1,264         95
                                                                                                        ---------
Lend Lease Corp Ltd                   6,000         138                                                     2,654
M.I.M. Holdings Ltd                  26,809          17     CANADA - 3.0%
Mayne Nickless Ltd                   21,000         113     Agrium Inc.                          4,500         70
National Australia Bank Lts          29,000         412     Alcan Aluminum Ltd                   3,200        104
News Corporation Ltd                 41,152         276     Bank of Montreal                     2,400        131
News Corporation Ltd Preferred       33,140         187     Barrick Gold Corp                    2,200         49
Orica Limited                         2,200          16     Canadian National Railway Co.        2,200        143
Pacific Dunlop                       41,000          76     Canadian Pacific Ltd                 7,300        214
Qantas Airways Limited               40,538          62     Hudsons Bay Co                       3,000         65
Rio Tinto Limited                    13,000         180     Imasco Ltd                           1,800         68
Santos Limited                       17,000          61     Imperial Oil Ltd                     2,600        143
Telstra Corporation-Ins Recp         61,300         144     Magna International                  1,000         75
Westpac Bank                         48,000         322     Moore Corp. Ltd                      3,500         55
WMC Limited                          33,000         117     Newbridge Networks Corp.*            1,000         29
Woolworths Ltd                       15,000          52     Noranda                              3,300         68
                                              ---------
                                                  3,111     Nova Corp                            9,000        101
BELGIUM - 4.1%                                              Potash Corp.                         1,000         89
Delhaize-Le Lion                      2,850         189     Royal Bank of Canada                 2,900        173
Eaux Compagnie Gen Warrant            1,300           2     Seagram Co Ltd                       1,400         60
Electrabel Cap                        1,600         425     Shaw Communications, Inc.            5,300         86
Fortis Ag                             1,375         388     Telus Corp.                          2,000         54
Fortis Ag - Strip Vvpr                   75           0     Trans Canada Pipeline                4,400         98
Generale de Banquenpv                   400         231     Westcoast Energy                     2,200         52
                                                                                                        ---------
Groupe Bruxelles Lambert                800         160                                                     1,927


                                      59

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE                                         SHARES      VALUE
                                  ----------  ----------                                     ---------- ----------

FINLAND - 2.7%                                              Societe Generale                     1,187  $     247
Cultor Oy                               600   $      35     Suez Lyonnaise Des Eaux              1,936        328
Merita Ltd                           30,900         207     Thomson CSF                          3,800        150
Metsa Serla - B                       4,900          51     Total Sa                             1,600        190
Nokia Ab - A                         14,800         994     Unisor Sacilor                       3,800         57
                                                                                                        ---------
Outokumpu                             5,900          83                                                     5,088
Rauma Oy                                  1           0     GERMANY - 8.8%
Sampo Insurance Co                    2,300         104     Allianz Ag                           1,800        554
Upm-Kymmene Oy                        8,100         243     Allianz Ag Rights                      251         77
Valmet Oy                             3,800          63     Basf Ag                              2,940        131
                                              ---------
                                                  1,780     Bayer Ag                             7,240        322
FRANCE - 7.8%                                               Bayerische Motoren Werke Ag            170        188
Alcatel-Alsthom                       1,200         222     Commerzbank Ag                       1,560         60
Axa Uap                               2,600         305     Continental Ag                       6,500        185
Banque Nationale De Paris             2,800         236     Daimler Benz Ag                      2,870        280
Carrefour                               300         172     Deutsche Bank Ag                     4,090        315
Cie Fin Paribas                       1,860         198     Deutsche Telekom Ag                 20,100        509
Clf - Dexia France                    1,300         157     Dresdner Bank Ag                     5,900        319
Compagnie De Saint-Gobain             1,425         237     Hochtief Ag                          1,700         71
Compagnie Generale Des Eaux           1,800         334     Hoechst Ag                           2,300         93
Eridania Beghin Say Sa                  500         108     Man Ag                                 340        115
France Telecom Sa                     5,300         288     Mannesmann Ag                          320        254
Gruope Danone                           800         189     Metro Ag                             4,050        200
L'Air Liquide                           590         109     Muenchener Rueckver Ag-reg           1,000        457
Lafarge                               1,191         112     Preussag Ag                            550        196
Lagardere SCA                         4,000         153     Rwe Ag                               3,570        182
Michelin (Cgde)                       2,421         152     Schering Ag                          1,800        193
Pechiney Sa                           2,147          96     Siemens Ag                           5,820        341
Peugeot Sa                            1,200         208     Thyssen Ag                             700        160
Pinault Printemps Redoute Sa            180         134     Veba Ag                              4,220        279
Rhone-Poulenc                         4,682         229     Volkswagen Ag                          355        283
                                                                                                        ---------
Seita                                 4,500         202                                                     5,764
Soc Natl Elf Aquit                    2,100         275


                                      60

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE                                         SHARES      VALUE
                                  ----------  ----------                                     ---------- ----------

HONG KONG - 0.4%                                            Tim SPA                             37,000  $     211
                                                                                                        ---------
Cheung Kong (Hldgs)                   6,000   $      40                                                     3,116
China Light & Power                   4,000          19     JAPAN - 15.6%
Citic Pacific Ltd                     7,000          21     Amada Co                            21,000         85
Hang Seng Bank                        3,300          28     Canon Inc                           17,000        403
Hong Kong Telecomm                   19,600          37     Cannon Sales Co Inc                  7,000         94
Hong Kong & China Gas                20,900          28     Citizen Watch Co                    20,000        135
Hong Kong & China Gas Wts               950           0     Dai Nippon Printing Co Ltd          19,000        324
Hutchison Whampoa Ltd                 9,000          56     Daiichi Pharm Co                    17,000        244
Johnson Electric (Hldgs)              4,000          14     Daikin Industries                   21,000        103
Sun Hung Kai Properties               4,000          24     Daiwa House                         11,000         89
                                              ---------
                                                    267     Denso Corporation                   11,000        189
ITALY - 4.8%                                                Fanuc Co                             8,900        329
Aeroporti Di Roma                                           Fujitsu Ltd                         13,000        152
Assicurazioni Generali               10,092         304     Hitachi                             41,000        294
Banca Commerciale Italiana           20,000         101     Honda Motor Co                       8,000        291
Credito Italiano ITL                 36,000         189     Hoya Corp.                           5,000        166
Danieli Rights                       17,000           5     Inax                                10,000         37
Danieli Risp (Savings)               17,000          90     Ito-Yokado Co Ltd                    8,000        415
Edison Spa                            9,000          76     Kaneka Corp                         21,000        111
Ente Nazionale Idrocarburi           77,000         517     Keio Teito Electric Railway         24,000         92
Fiat Spa-Priv                        74,890         185     Kinki Nippon Railway                24,000        123
Ina - Istitut Naz Assicur            41,000         123     Kirin Brewery Co Ltd                23,000        201
Instituto Bancario Sa                 8,000         116     Kokuyo                               7,000        120
Instituto Mobiliare Italinao         12,000         196     Kuraray Co Ltd                      26,000        220
Italgas (Soc Ital)                   16,600          77     Kyocera Corp 1st Sec                 2,700        142
Montedison                          146,300         185     Marui Co.                           11,000        174
Parmalat Finanziaria Spa             44,000          99     Matsushita Electric Indl Co         31,000        497
Rinascente                           10,800         108     Ngk Insulators 1st Section          34,000        300
Telecom Italia Mobile Di Risp        46,300         168     Nintendo                             2,100        193
Telecom Italia Spa                   29,665         222     Nippon Meat Packer                  14,000        191
Telecom Italia-RNC                   27,300         144     Nippon Steel Co 1st Sec             17,000         27


                                      61

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE                                         SHARES      VALUE
                                  ----------  ----------                                     ---------- ----------

Okumura                              23,000   $      85     New Straits Times Press             21,000  $      24
Omron Corp.                           6,000          94     Perusahaan Otomobil Nasional        10,000         12
Osaka Gas                            40,000          90     Petronas Gas BHD                    12,000         29
Sankyo Co Ltd                        15,000         372     Public Bank BHD                      7,800          3
Secom                                 5,000         295     Public Bank BHD-Foreign Mkt         24,600         12
Sega Enterprises                      3,000          50     Resorts World BHD                   15,000         29
Seino Transportation                 14,000          81     Rothmans of Pall Mall BHD            9,000         74
Sekisui House Ltd 1st Sec            19,000         149     Sime Darby Malay Regd               35,000         31
Sony Corp                             5,200         433     Telekom Malaysia                    34,000        102
Sumitomo Bank                        13,000         123     Tenaga Nasional BHD                 35,000         70
Sumitomo Chemical Co.                25,000          66     UWM Holdings Berhad                  7,000          6
Sumitomo Electric                    17,000         203     YTL Corp BHD                        18,000         28
Takeda Chemical                      13,000         372     YTL Power Intl*                     10,500          9
                                                                                                        ---------
TDK Corp                              4,000         317                                                       688
The Bank of Tokyo-Mitsubishi         19,000         236     NETHERLANDS - 4.5%
Tokio Marine & Fire                  19,000         207     Abn-Amro Holdings                    9,833        239
Tokyo Elec Pwr First Sec              5,000          96     Akzo Nobel                             300         61
Tonen Corp                           15,000          84     Elsevier                            10,200        154
Toray Industries Inc                 53,000         286     Heineken NV                            800        186
Toshiba Corp 1st Sec                 49,000         228     ING Groep                            5,699        370
Toyo Suisan Kaisha                   11,000          71     KLM                                  1,723         68
Toyota Motor Corporation             14,000         366     Koninklijke Hoogovens                1,237         56
Yamazaki Baking Co Ltd               10,000         101     KPN                                  4,943        255
                                              ---------
                                                 10,146     Nordbanken Holding Ab               20,800        153
MALAYSIA - 1.0%                                             Philips Electronics                  3,100        273
Berjaya Group BHD                     4,000           9     Polygram NV                          2,000         83
Hume Industries  BHD                 22,000          18     Royal Dutch Petrol                  13,400        739
Kuala Lumpur Kepon Berhad            40,000          93     Unilever                             4,400        313
                                                                                                        ---------
Land & General Bhd                   22,000           5                                                     2,950
Malayan Banking                      12,000          35     NEW ZEALAND - 3.6%
Malaysia Int Shipping                20,000          35     Brierley Investments Ltd           499,000        288
Nestle (Malaysia) BHD                12,000          64     Carter Holt Harvey Ltd             173,000        230


                                      62

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE                                         SHARES      VALUE
                                  ----------  ----------                                     ---------- ----------

Fletcher Challenge Building          57,000   $     115     Ericsson Lm                          4,900  $     258
Fletcher Challenge Energy            63,000         215     Hennes & Mauritz Ab                  1,300         68
Fletcher Challenge Paper            113,000         166     Skandia Forsakrings Ab                 800         56
Fletcher Forestry Shares            122,880          80     Skanska AS                           1,200         56
Lion Nathan Ltd                      64,000         170     Svenska Handelsbanken                1,900         86
Telecom Corp of New Zealand         236,000       1,121     Swedish Match Ab                    32,200        111
                                              ---------
                                                  2,385     Volvo Ab                             3,300         96
                                                                                                        ---------
SINGAPORE - 1.4%                                                                                            1,035
City Developments                    12,000          52     SWITZERLAND - 5.8%
Creative Technology Limited*          2,000          42     Abb Ag                                  60         98
Dbs Land                             22,000          33     Credit Suisse Group                  2,097        461
Dev Bank                             12,100          80     Holderbank Fn Glarus                   111        118
Elec & Eltek Intl Co. Ltd             2,200          13     Julius Baer Holding Ag                  53        146
Faser & Neave                         4,000          18     Nestle Sa                              255        495
Hotel Properties                     39,000          20     Novartis -Reg Shs                      548        906
Keppel Corporation                    5,750          15     Roche Holding Ag0 Regd                  65        659
Keppel Land Ltd                      15,000          18     Sairgroup                               63         82
Natsteel Ltd                          8,000          10     Saurer Ag                              117        118
Overseas Chinese Bank                19,600         103     Schw Ruckversicherungs                 149        329
Rothmans Industries                   2,000          10     Schweiz Leb & Rentenanst               105         89
Singapore Int'l Airlines, Regd       19,000         124     Sulzer Gebuder Ag                      117         84
Singapore Press Hds                   8,932          99     Ubs (Schw Bankgesellsch) Br            115        185
                                                                                                        ---------
Singapore Tech Engineering           21,000          18                                                     3,770
Singapore Telecom                    88,000         151     UNITED KINGDOM - 23.4%
UTD Overseas Bank                    16,000          76     Abbey National Ord                  15,000        279
Venture Manufacturing                 3,000          11     Barclays Plc                        11,000        316
Wing Tai Hldgs Sg                    16,000          13     Bass Plc                             7,482        144
                                              ---------
                                                    906     Bat Industries                      71,000        678
SWEDEN - 1.6%                                               Bg Plc                              33,676        179
Abb As                                3,900          63     Billiton Plc                        70,000        201
Astra As                              9,000         185     BOC Group Plc                        5,000         86
Electrolux Ab                           600          56     Booker Plc                          31,000        138


                                      63

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED
                                                                                             PRINCIPAL
                                                                                              AMOUNT
In thousands, except shares        SHARES       VALUE                                        OR SHARES    VALUE
                                  ----------  ----------                                     ---------- ----------

British Petroleum Ord                53,897   $     851     Reckitt & Colman Plc                 7,800  $     157
British Sky Broadcasting             24,500         179     Reed International Plc              23,000        203
British Steel Plc                   132,000         351     Reuters Holdings Ord                13,300        144
British Telecommunciations           58,000         630     Rio Tinto Plc                       17,500        251
BTR Ord                              28,000          93     RJB Mining Plc                      41,000         82
Cable and Wireless Ord               15,000         172     Royal Sun Alliance                  20,966        233
Cadbury Schweppes Plc                20,000         293     Scottish Hydro-electric Plc         21,500        212
Centrica Plc*                         5,000           9     Sears Ord                           97,000         98
Charter Plc                          19,846         223     Sedgwick Group Plc                  64,000        165
Coats Viyella Plc                   134,000         208     Smithkline Beecham Plc              38,000        455
Diageo Plc                           26,920         322     Tate & Lyle Ord                     23,500        192
Fki Plc                              85,000         293     Tesco                               27,500        258
General Electric Co                  57,000         466     Thames Water Plc                    18,500        304
Glaxo Holdings Ord                   31,500         891     Unilever Ord                        40,000        428
Great Universal Stores               12,000         183     United News & Media Plc             14,000        190
Greenalls Group Plc                  21,500         174     Vodafone Group Ord                  21,708        239
Hanson Plc                           30,750         181     Williams Holding Plc                43,000        329
                                                                                                        ---------
Hillsdown Holdings                  100,000         298                                                    15,236
                                                                                                        ---------
House of Fraser Plc                  77,000         207
Hsbc Holdings Ord                    16,000         503     Total Common Stocks -
Inchcape                             40,000         149     Foreign - 93.3 % (cost - $53,039)              60,823
Jefferson Smurfit Group Plc          66,702         245
Legal & General Group Plc            17,000         202     COMMERCIAL PAPER
Lloyds TSB Group Plc                 51,000         765     ASSET BACKED SECURITY - 3.2%
Marks & Spencer Plc                  40,500         385     Ciesco L.P.
Mirror Group Plc                     63,000         194     5.530% due 05/01/98              $   2,073      2,073
National Westminster Bank Plc        11,500         230
Northern Foods Ord                   15,000          56     FINANCIAL SERVICES - 3.8%
Peninsular & Orient Steam Nav        27,000         401     Lehman Brothers Holdings
Prudential Corp.                      8,500         121     5.550% due 05/04/98                  2,500      2,499
                                                                                                        ---------

                                      64

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands, except shares        AMOUNT       VALUE
                                  ----------  ----------

Total Commercial Paper - 7.0%
(cost - $4,572)                               $   4,572
                                              ---------

TOTAL INVESTMENTS - 100.3%
(cost - $57,611)                                 65,395

Liabilities, less foreign currency
and other assets - (0.3%)                          (191)
                                              ---------

TOTAL NET ASSETS - 100.0%                     $  65,204
                                              =========

*Non-income producing security


                           INDUSTRY DIVERSIFICATION
                          INTERNATIONAL EQUITY FUND
                                   4/30/98
                                  UNAUDITED

As a percentage of net assets

NON - U.S. EQUITIES
      Aerospace & military technology..............  0.23
      Appliances and household durable.............  1.93
      Automobiles..................................  2.92
      Banking...................................... 11.51
      Beverages and tobacco........................  2.61
      Broadcasting and publishing..................  2.46
      Building materials and components............  1.53
      Business and public services.................  3.95
      Chemicals....................................  2.67
      Construction and housing.....................  0.74
      Data processing and reproduction.............  0.85
      Electrical and electronics...................  5.20
      Electronic components........................  1.56
      Energy sources...............................  5.86
      Financial services...........................  1.22
      Food and household products..................  4.31
      Forest products and paper....................  1.64
      Gold mines...................................  0.07
      Health and personal care.....................  7.04
      Industrial components........................  1.69
      Insurance....................................  5.89
      Leisure and tourism..........................  0.57
      Machinery and engineering....................  1.05
      Merchandising................................  4.27
      Metals - steel...............................  1.02
      Metals - non ferrous.........................  1.93
      Miscellaneous materials and commodities......  0.14
      Multi-industry...............................  3.95
      Real estate..................................  0.50
      Recreation and other consumer goods..........  0.71
      Telecommunications...........................  7.19
      Textiles and apparel.........................  0.35
      Transportation - airlines....................  0.51
      Transportation - road and rail...............  0.67
      Transportation - shipping....................  0.67

                           INDUSTRY DIVERSIFICATION
                          INTERNATIONAL EQUITY FUND
                                   4/30/98
                                  UNAUDITED

      Utilities - electrical and gas...............  3.43
      Wholesale and international trade............  0.46
                                                   ------

                                                    93.30
COMMERCIAL PAPER
      Asset backed security........................  3.20
      Finance - miscellaneous......................  3.80
                                                   ------

TOTAL INVESTMENTS..................................100.30

Liabilities, less foreign currency and other assets (0.30%)
                                                   ------

TOTAL NET ASSETS...................................100.00%
                                                   =======

                             FINANCIAL HIGHLIGHTS
                          INTERNATIONAL EQUITY FUND
                                  UNAUDITED

                                                       11/01/97    YEAR      09/03/96
                                                       THROUGH     ENDED     THROUGH
Selected per share data                                04/30/98   10/31/97   10/31/96
                                                       --------   --------   --------
Net asset value, beginning of period.................. $ 11.34       10.20      10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...........................    0.07        0.11       0.02
      Net realized and unrealized (loss) gain.........    1.32        1.05       0.21
                                                       -------    --------   --------
Total income from investment operations...............    1.39        1.16       0.23

LESS DISTRIBUTIONS:
      Dividends from net investment income............    0.43        0.02       0.03
      Distributions from net realized gain............    0.12        0.00       0.00
                                                       -------    --------   --------
Total distributions...................................    0.55        0.02       0.03
                                                       -------    --------   --------

Net asset value, end of period........................ $ 12.18       11.34      10.20
                                                       =======    ========   ========

Total return .........................................   12.87%**    11.34%      2.32%**
                                                       =======    ========   ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............. $65,204      53,143     25,177
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.....    1.12%*      1.40%      1.46%*
      Expenses, before waivers and reimbursements.....    1.47%*      1.61%      1.46%*
      Net investment income, net of waivers
           and reimbursements.........................    1.13%*      1.14%      1.52%*
      Net investment income, before waivers
           and reimbursements.........................    0.78%*      0.93%      1.52%*
Portfolio turnover rate...............................      25%         27%         0%
Average commission rate paid per share................ $0.0246      0.0262     0.0264

----------------------------------------------------------------------------------------

* Annualized
** Not annualized

                     STATEMENT OF ASSETS AND LIABILITIES
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $63,217)................... $ 73,521
      Dividends receivable...................................................      145
                                                                              --------

Total Assets.................................................................   73,666

LIABILITIES
      Payable for fund shares redeemed.......................................      550
      Accrued expenses payable...............................................       40
      Investment advisory fees payable.......................................       22
                                                                              --------

Total Liabilities............................................................      612
                                                                              --------

Net Assets................................................................... $ 73,054
                                                                              ========

ANALYSIS OF NET ASSETS
      Paid in capital........................................................ $ 61,688
      Accumulated net realized loss..........................................     (138)
      Net unrealized appreciation............................................   10,304
      Undistributed net investment income....................................    1,200
                                                                              --------

Net Assets................................................................... $ 73,054
                                                                              ========

Net Asset Value Per Share  (based on net assets of $73,054 and 5,566 shares issued and outstanding)................................................ $  13.12
                                                                              ========

                           STATEMENT OF OPERATIONS
                               REIT INDEX FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED

In thousands

INVESTMENT INCOME
   Dividends.................................... $ 2,375
   Interest.....................................       9
                                                 -------

Total Investment Income.........................   2,384

EXPENSES
   Investment advisory fees.....................     290
   Fund administration fees.....................      24
   Fund accounting fees.........................      16
   Custodian fees...............................       9
   Registration fees............................       6
   Transfer agent fees..........................       6
   Audit fees...................................       3
   Legal fees...................................       3
   Trustees fees................................       2
   Other........................................       1
                                                 -------

Total Expenses..................................     360
Less:  Fee Waiver...............................     242
                                                 -------

Net Expenses....................................     118
                                                 -------

Net Investment Income...........................   2,266

NET REALIZED AND UNREALIZED LOSS
   Net realized loss on sale of investments.....     (60)
   Change in net unrealized appreciation on
   investments..................................  (2,894)
                                                 -------

      Net realized and unrealized loss..........  (2,954)
                                                 -------

Net Decrease in Net Assets from Operations...... $  (688)
                                                 =======

                     STATEMENTS OF CHANGES IN NET ASSETS
                               REIT INDEX FUND
                                  UNAUDITED

                                                                     11/01/97     YEAR
                                                                     THROUGH      ENDED
In thousands                                                         04/30/98    10/31/97
                                                                     --------    --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income......................................... $  2,266       2,825
      Net realized (loss) gain......................................      (60)        598
      Change in net unrealized appreciation.........................   (2,894)     12,744
                                                                     --------    --------
      (Decrease) increase in net assets from operations.............     (688)     16,167

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.........................................   (3,388)       (639)
      Net realized gain.............................................     (672)         (4)
                                                                     --------    --------
      Total distributions...........................................   (4,060)       (643)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares..................................   13,454      66,295
      Reinvestment of distributions.................................    4,059         643
      Cost of shares redeemed.......................................  (39,610)     (8,253)
                                                                     --------    --------
      (Decrease) increase in net assets from capital transactions...  (22,097)     58,685
                                                                     --------    --------

(Decrease) Increase in net assets...................................  (26,845)     74,209
Net assets at beginning of period...................................   99,899      25,690
                                                                     --------    --------

Net assets at end of period......................................... $ 73,054      99,899
                                                                     ========    ========

Undistributed net investment income................................. $  1,200       2,322
                                                                     ========    ========

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES      VALUE                                          SHARES     VALUE
                                  ---------   ----------                                     ----------  ---------
COMMON STOCKS - REAL ESTATE                                 Colonial Properties Trust           12,310   $    365
INVESTMENT TRUSTS (REITS)                                   Eastgroup Properties                 9,295        185
APARTMENTS - 18.6%                                          First Union Real Estate             16,200        167
Ambassador Apartments, Inc.           6,155   $     126     Glenborough Realty Trust, Inc.      17,795        477
AMLI Residential Prop                 9,445         217     Pacific Gulf Properties             11,420        251
Apartment Invest & Mgmt Co           23,310         871     Penn Real Estate Invest Trust        7,555        179
Associated Estates Realty             9,670         185     Rouse Co.                           37,700      1,164
Avalon Properties, Inc.              24,270         683     Washington REIT                     20,170        347
                                                                                                         --------
Bay Apartments Communities           14,785         547                                                     4,286
Berkshire Realty Co                  20,890         255     HOTEL - 14.0%
BRE Properties                       23,680         622     American General Hospitality        13,760        345
Camden Property Trust                24,794         727     Boykin Lodging Co.                   8,000        188
Cornerstone Realty Income            20,200         239     Equity Inns, Inc.                   20,225        298
Equity Residential Properties        54,001       2,653     Felcor Suite Hotels                 20,590        721
Essex Property Trust, Inc.            9,505         314     Hospitality Properties Trust        22,965        738
Gables Residential Trust             12,475         340     Innkeepers USA Trust                18,850        285
Home Properties of New York           5,600         150     Jameson Inns, Inc.                   5,555         64
Irvine Apartment Community           11,185         342     Patriot American Hospitality        62,398      1,576
Lexford Residential Trust*            5,300         117     RFS Hotel Investors, Inc.           13,825        295
Merry Land & Investment Co           24,095         507     Sunstone Hotel Investors, Inc.      21,245        329
MGI Properties, Inc.                  7,820         190     Starwood Lodging Trust             105,900      5,315
Mid-America Apart Community          10,595         282     Winston Hotels                       9,235        115
                                                                                                         --------
Post Properties, Inc.                19,295         787                                                    10,269
Security Capital Atlantic            27,000         596     MANUFACTURED HOMES - 1.6%
Security Capital Pacific             52,430       1,173     Chateau Properties, Inc.            15,390        455
Smith, Charles E. Residential         8,695         270     Manufactured Home Community         14,115        356
Summit Properties, Inc.              13,615         278     Sun Communities, Inc.                9,335        327
                                                                                                         --------
Town & Country Trust                  8,935         155                                                     1,138
United Dominion Realty Trust         54,185         735     OFFICE PROPERTY - 25.0%
Walden Residential Props, Inc.       10,435         254     Alexandria Real Estate Equities      6,500        214
                                              ---------
                                                 13,615     Arden Realty Group, Inc.            34,500        968
DIVERSIFIED - 5.9%                                          Brandywine Realty Trust             21,155        481
Boston Properties, Inc.              34,800       1,151     Carramerica Realty Corp             34,515      1,010


                                      72

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES      VALUE                                          SHARES     VALUE
                                  ----------  ----------                                     ----------  ---------

Cornerstone Properties               55,300   $     995     Macerich Co                         16,275   $    457
Cousins Properties, Inc.             17,840         540     Prime Retail, Inc.                  15,535        220
Crescent Real Estate                 67,115       2,290     Simon Debartolo Group, Inc.         60,195      1,983
Duke Realty Investments, Inc.        43,560       1,037     Taubman Centers, Inc.               28,780        390
Equity Office Properties            141,589       4,026     Urban Shopping Centers, Inc.         9,810        320
                                                                                                         --------
Great Lakes REIT, Inc.                9,000         165                                                     4,956
Highwoods Properties, Inc.           28,520         970     SHOPPING CENTER - 12.6%
Kilroy Realty Corp.                  14,800         392     Alexander Haagen Properties         10,830        175
Koger Equity, Inc                    14,360         308     Bradley Real Estate, Inc.           13,450        280
Liberty Property Trust               31,985         818     Burnham Pacific Properties, Inc.    18,010        254
Mack-Cali Realty Corp.               31,495       1,183     Developers Diversified              15,700        623
Parkway Properties, Inc.              6,300         207     FAC Realty, Inc.                     6,800         63
Prentiss Properties Trust            23,500         596     Federal Realty Investment Trust     22,160        539
Reckson Assoc Realty Corp            21,870         536     First Washington Realty Trust        4,200        111
SL Green Realty Corp.                 7,000         168     Glimcher Realty Trust               13,450        286
Spieker Properties, Inc.             34,450       1,365     IRT Property Co.                    18,480        215
                                              ---------
                                                 18,269     JDN Realty Corp                     11,370        362
OUTLET CENTERS - 1.3%                                       Kimco Realty Corp                   22,820        846
Chelsea GCA Realty, Inc.              8,695         332     Kranzco Realty Trust                 5,930        106
Horizon Group, Inc.                  13,725         167     Mark Centers Trust                   4,855         39
Mills Corp                           13,045         325     Mid Atlantic Realty Trust            8,300        116
Tanger Factory Outlet Center          4,500         136     New Plan Realty Trust               33,470        818
                                              ----------
                                                    960     Pan Pacific Retail Properties        9,600        203
PRISONS - 0.6%                                              The Price REIT, Inc.                 6,630        304
CCA Prison Realty Trust              12,200         432     Regency Realty Corp                 13,705        353
                                                            Saul Centers, Inc.                   7,095        129
REGIONAL MALL - 6.8%                                        Vornado Realty Trust                46,378      1,858
CBL & Associates Properties          13,625         335     Weingarten Realty Investment        14,965        638
Crown American Realty                15,065         153     Western Investment REIT              9,745        139
General Growth Industries            20,105         721     Westfield America, Inc.             41,400        724
                                                                                                         --------
JP Realty, Inc.                       9,910         240                                                     9,181
Lexington Corp Prop                   9,445         137     STORAGE - 4.6%
                                                            Public Storage, Inc.                63,105      1,940


                                      73

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES      VALUE                                          SHARES     VALUE
                                  ----------  ----------                                     ----------  ---------

Shurgard Storage Centers             16,065   $     452     U.S. GOVERNMENT SECURITIES
Sovran Self Storage, Inc.             7,020         194     U.S. GOVERNMENT AGENCIES - 0.9%
Storage Trust Realty                  8,695         211     Federal Home Loan Mortgage Corp
Storage USA                          15,665         593     5.450%  due  05/01/98            $     550   $    550
                                              ---------
                                                  3,390     5.450%  due  05/22/98                  125        125
                                                                                                         --------
TRIPLE NET LEASE - 3.6%
Commercial Net Lease Realty          16,315         266     (cost - $675)                                     675
Excel Legacy Corp.*                  13,510          71
Excel Realty Trust, Inc.             13,110         351     DEMAND NOTE
Franchise Finance Corp               25,660         688     UTILITY - ELECTRICAL - 0.1%
Golf Trust of America                 4,400         144     Wisconsin Electric
National Golf Properties              7,095         220     5.235%  due  05/01/98
Realty Income Corp                   14,950         391     (cost - $46)                            46         46
                                                                                                         --------
Trinet Corporate Realty Trust        13,585         487
                                              ---------
                                                  2,618     TOTAL INVESTMENTS - 100.6%
WAREHOUSE / INDUSTRIAL - 5.0%                               (cost - $63,217)                               73,521
Bedford Property Investors           12,820         249
Centerpoint Properties Corp          10,985         358     Liabilities, less other assets -  (0.6%)         (467)
                                                                                                         --------
First Industrial Realty Trust        20,605         670
Meridian Industrial Trust            17,095         395     TOTAL NET ASSETS - 100.0%                    $ 73,054
                                                                                                         ========
Security Capital Industrial          68,630       1,677
Weeks Corp                           10,695         337     *Non-income producing security
                                              ---------
                                                  3,686
                                              ---------
Total Common Stocks - Real Estate
Investment Trusts - 99.6%
(cost - $62,496)                                 72,800



                             FINANCIAL HIGHLIGHTS
                               REIT INDEX FUND
                                  UNAUDITED

                                                       11/01/97      YEAR      9/03/96
                                                       THROUGH       ENDED     THROUGH
Selected per share data                                04/30/98    10/31/97    10/31/96
                                                       --------    --------    --------
Net asset value, beginning of period.................. $ 13.69        10.44       10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...........................    0.35         0.41        0.10
      Net realized and unrealized gain................   (0.37)        2.99        0.34
                                                       -------      -------     -------
Total income from investment operations...............   (0.02)        3.40        0.44

LESS DISTRIBUTIONS:
      Dividends from net investment income............    0.46         0.15        0.00
      Distributions from net realized gain............    0.09         0.00        0.00
                                                       -------      -------     -------
Total distributions...................................    0.55         0.15        0.00
                                                       -------      -------     -------

Net asset value, end of period........................ $ 13.12        13.69       10.44
                                                       =======      =======     =======

Total return..........................................   -0.35%**     32.78%       4.40%**
                                                       =======      =======     =======

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............. $73,054       99,899      25,690
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.....    0.24%*       0.51%       1.20%*
      Expenses, before waivers and reimbursements.....    0.74%*       0.82%       1.20%*
      Net investment income, net of waivers
           and reimbursements.........................    4.67%*       4.42%       5.97%*
      Net investment income, before waivers
           and reimbursements.........................    4.17%*       4.11%       5.97%*
Portfolio turnover rate...............................      35%          22%          0%
Average commission rate paid per share................ $0.0358       0.0367      0.0270
----------------------------------------------------------------------------------------------------------

* Annualized
** Not annualized

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

1. DESCRIPTION OF ENTITY

Aon Funds (the "Trust"), a Delaware business trust organized on May 16, 1996, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of six Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, the S&P 500 Index Fund, the International Equity Fund, and the REIT Index Fund. For the period September 3, 1996 to February 28, 1997, the Funds operated with two share classes: Class Y, a no-load institutional class, and Class C, a no-load retail class. On February 28, 1997, Class C shares were exchanged for Class Y shares in proportion to their relative net asset value in a non-taxable transaction.
There are an unlimited number of shares authorized with no par value.

The Trust was reorganized on September 3, 1996, prior to this date the Trust conducted business as Aon Asset Management Fund, Inc. Prior to the reorganization, Aon Asset Management Fund, Inc. consisted of two Funds: the Money Market Fund, and the Flexible Asset Allocation Fund. Upon reorganization, the shares of each existing Fund were designated Class Y shares and the Flexible Asset Allocation Fund was renamed the Asset Allocation Fund.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

   a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Stock index futures are valued daily at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. The investments held by the Money Market Fund and other debt instruments that mature in 60 days or less are stated at amortized cost, which approximates fair value.

   b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

   c) Foreign Currency Translation - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the last reported exchange rate on the London Stock Exchange on the day of the valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, and income receipts are translated into U.S. dollars using the last reported exchange rate at the close of the London Stock Exchange on the day of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on the statement of operations.

   d) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund, the International Equity Fund, and the S&P 500 Index Fund.

   e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

   f) Repurchase Agreement - During the term of the repurchase agreement, the market value of the underlying collateral, including accrued interest is required to be at least equal to the market value of the repurchase agreement. The Fund, through its custodian holds the underlying U.S Treasury Obligations as collateral

3. INCOME TAXES

Each Fund intends to qualify as a "regulated investment company" under the provision of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The Government Securities Fund had capital loss carryovers of $31,132 for the tax year ended October 31, 1996 and $411,855 for the tax year ended October 31, 1997 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2004 and 2005, respectively.

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                .30%
Government Securities Fund       .45% of the first $100 million;
                                 .40% of the next $100 million;
                                 .35% of the next $100 million;
                                 .30% of the next $100 million;
                                 and .25% of amounts in excess of $400 million
Asset Allocation Fund            .65% of the first $250 million;
                                 .55% of the next $250 million;
                                 and .45% of amounts in excess of $500 million
S&P 500 Index Fund               .30%
International Equity Fund        .95% of the first $100 million;
                                 .90% of the next $100 million;
                                 and .85% of amounts in excess of $200 million
REIT Index Fund                  .60% of the first $100 million;
                                 .55% of the next $100 million;
                                 and .50% of amounts in excess of $200 million

The Investment Advisor has voluntarily agreed to waive sufficient investment advisory fees to result in a net effective annual rate of .10% of the average daily net assets of the Money Market Fund, the Government Securities Fund, the S&P 500 Index Fund, and the REIT Index Fund, .25% of the average daily net assets of the Asset Allocation Fund, and between .55% and .60% of the average daily net assets of the International Equity Fund until February 28, 1999.

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                1.00%
Government Securities Fund       1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million
Asset Allocation Fund            1.25%
S&P 500 Index Fund               .75%
International Equity Fund        1.75% of the first $30 million;
                                 and 1.50% in excess of $30 million
REIT Index Fund                  1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of 0.05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the six months ending April 30, 1998, the Trust incurred expenses totaling $24,277 for compensation of unaffiliated trustees.

5. FUTURES CONTRACTS

The S&P 500 Index Fund invests in stock index futures contracts to rapidly adjust exposure to the S&P 500 Index in anticipation of investing cash balances or cash flow into the Fund in appropriate common stocks or in anticipation of liquidating appropriate common stocks to meet expected redemption requests. The use of stock index futures also lowers the transaction costs of the Fund. The Fund bears the market risk arising from changes in the value of the futures. At the time the Fund enters into a futures contact, it is required to make a margin deposit with the broker of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made between the Fund and the broker on a periodic basis. The statement of operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At April 30, 1998, the S&P 500 Index Fund had the following open futures contracts:

                                              CONTRACT               UNREALIZED
                                               AMOUNT      VALUE        LOSS
                                           -----------  -----------  ----------

Index Futures Buy Contracts
   S&P 500 Index June 98; 11 contracts     $ 3,098,500    3,077,800  $   20,700
                                                                     ==========

The value of U.S. Government Treasury Bills pledged to cover margin requirements for open futures contracts at April 30, 1998 was $2,082,859.

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

6. CAPITAL SHARE TRANSACTIONS

Capital stock transactions were as follows:

                                      MONEY MARKET             GOVERNMENT SECURITIES          ASSET ALLOCATION
In thousands                              FUND                         FUND                         FUND
                                 SHARES         AMOUNT         SHARES        AMOUNT         SHARES        AMOUNT
                              -------------  --------------  ------------  ------------  -------------  ------------
Balance at October 31, 1996        395,104   $     395,104         3,966   $    40,052          6,925   $    78,647

   Shares sold                   6,575,729       6,575,729         5,890        60,676          5,318        72,743
   Dividend reinvestments           12,754          12,754           442         4,504            377         5,130
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                  6,588,483       6,588,483         6,332        65,180          5,695        77,873
   Shares redeemed              (6,217,231)     (6,217,231)         (344)       (3,475)        (2,686)      (36,820)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares            371,252         371,252         5,988        61,705          3,009        41,053
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at October 31, 1997        766,356         766,356         9,954       101,757          9,934       119,700

   Shares sold                   3,845,965       3,845,965         2,355        24,980          6,573       112,479
   Dividend reinvestments            8,777           8,777           322         3,415            469         7,815
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                  3,854,742       3,854,742         2,677        28,395          7,042       120,294
   Shares redeemed              (3,793,519)     (3,793,519)         (369)       (3,917)        (1,729)      (29,920)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares             61,223          61,223         2,308        24,478          5,313        90,374
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at April 30, 1998          827,579   $     827,579        12,262   $   126,235         15,247   $   210,074
                              ============   =============   ===========   ===========   ============   ===========

                                     S&P 500 INDEX             INTERNATIONAL EQUITY              REIT INDEX
                                          FUND                         FUND                         FUND
                                 SHARES         AMOUNT         SHARES        AMOUNT         SHARES        AMOUNT
                              -------------  --------------  ------------  ------------  -------------  ------------

Balance at October 31, 1996          2,400   $      25,000         2,469   $    25,000          2,460   $    25,100

   Shares sold                       7,854          92,357         2,493        27,669          5,486        66,295
   Dividend reinvestments               16             182            13           134             53           643
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                      7,870          92,539         2,506        27,803          5,539        66,938
   Shares redeemed                  (1,888)        (25,005)         (288)       (3,167)          (700)       (8,253)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares              5,982          67,534         2,218        24,636          4,839        58,685
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at October 31, 1997          8,382          92,534         4,687        49,636          7,299        83,785

   Shares sold                       8,334         124,347         1,559        18,443            988        13,454
   Dividend reinvestments              427           6,122           238         2,564            296         4,059
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                      8,761         130,469         1,797        21,007          1,284        17,513
   Shares redeemed                  (3,005)        (48,805)       (1,130)      (13,508)        (3,017)      (39,610)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares              5,756          81,664           667         7,499         (1,733)      (22,097)
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at April 30, 1998           14,138   $     174,198         5,354   $    57,135          5,566   $    61,688
                              ============   =============   ===========   ===========   ============   ===========

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED


7. INVESTMENTS

Investment transactions for the six months ending April 30, 1998, including maturities and excluding short-term investments, were as follows:

                                                              PROCEEDS
In Thousands                                   PURCHASES     FROM SALES
                                             --------------  ------------

Government Securities Fund                   $     120,290       125,552
Asset Allocation Fund                               89,174        23,882
S&P 500 Index Fund                                  80,102         1,313
International Equity Fund                           17,982        13,165
REIT Index Fund                                     33,258        56,754
                                             -------------   -----------

Total                                        $     340,806       220,666
                                             =============   ===========

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1998 were as follows:

                                              GOVERNMENT        ASSET        S&P 500     INTERNATIONAL     REIT
   In Thousands                               SECURITIES     ALLOCATION       INDEX         EQUITY         INDEX
                                                 FUND           FUND          FUND           FUND          FUND
                                             ----------------------------  ---------------------------  ------------
   Gross unrealized appreciation             $       1,181        65,973        58,342         12,224        11,347
   Gross unrealized depreciation                      (138)       (4,059)       (2,037)        (4,490)       (1,043)
                                             -------------   -----------   -----------   ------------   -----------

   Net unrealized appreciation               $       1,043        61,914        56,305          7,734        10,304
                                             =============   ===========   ===========   ============   ===========

At April 30, 1998, the identified cost of investments for federal income tax purposes was as follows:

   In Thousands

   Money Market Fund                         $     829,243
   Government Securities Fund                       98,998
   Asset Allocation Fund                           214,241
   S&P 500 Index Fund                              193,853
   International Equity Fund                        57,681
   REIT Index Fund                                  63,311
                                             -------------

   Total                                     $   1,457,327
                                             =============

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED


8. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ending April 30, 1998, was the Fund's custodian.

The International Equity Fund had the following open forward foreign currency contracts at April 30, 1998, settling on September 14, 1998:

                                                                                           UNREALIZED
                                                 LOCAL        CONTRACT                    APPRECIATION
In Thousands                                   CURRENCY        AMOUNT         VALUE      (DEPRECIATION)
                                             --------------  ------------  ------------  ---------------
Forward Foreign Currency Sale Contracts:
   Belgian Franc                                    59,700         1,597         1,623            (26)
   British Pound                                     2,350         3,829         3,907            (78)
   Finish Marks                                      5,400           983           999            (16)
   Hong Kong Dollar                                  2,000           256           256              0
   Italian Lira                                    552,000           307           313             (6)
   Malaysian Ringgit                                 1,450           364           384            (20)
   Singapore Dollar                                    800           484           504            (20)

Forward Foreign Currency Buy Contracts:
   Australian Dollar                                 1,300   $       873   $       851   $        (22)
   Canadian Dollar                                   1,400           995           980            (15)
   Danish Kronor                                     3,700           535           545             10
   French Franc                                      1,700           280           285              5
   German Deutschemark                                 750           414           422              8
   Japanese Yen                                    139,000         1,118         1,074            (44)
   Netherlands Guilder                               1,000           490           499              9
   Spanish Peseta                                  304,000         1,977         2,006             29
   Swedish Kronor                                    2,900           364           376             12
   Swiss Franc                                         900           617           610             (7)
                                                                                         ------------

Total                                                                                    $       (181)
                                                                                         ============

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

9. WRITTEN COVERED CALL OPTIONS

The Asset Allocation Fund and S&P 500 Index Fund engage in portfolio hedging with respect to declining stock and futures prices by trading covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable each Fund to generate a higher return. Transactions in options for the six months ended April 30, 1998 were as follows:

                                                                 ASSET ALLOCATION              S&P 500 INDEX
                                                                       FUND                         FUND
                                                              CONTRACTS     PREMIUMS      CONTRACTS      PREMIUMS
                                                             ------------  ------------  -------------  ------------
Options outstanding, beginning of period                             200   $   121,696              0   $         0
Options written                                                        0             0             20        94,895
Options expired                                                     (200)     (121,696)             0             0
Options closed                                                         0             0            (20)      (94,895)
Options assigned                                                       0             0              0             0
                                                             -----------   -----------   ------------   -----------

Options outstanding, end of period                                     0   $         0              0   $         0
                                                             ===========   ===========   ============   ===========